GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
GENERAL
1.	GENERAL

Nature of Operations

StoneMor Partners L.P. (the "Partnership") is a provider of funeral and cemetery products and services in the death care industry in the United States. As of September 30, 2019, the Partnership operated 321 cemeteries in 27 states and Puerto Rico, of which 291 were owned and 30 were operated under lease, management or operating agreements. The Partnership also owned and operated 89 funeral homes, including 42 located on the grounds of cemetery properties that the Partnership owns, in 17 states and Puerto Rico.

The Partnership’s cemeteries provide cemetery property interment rights, such as burial lots, lawn and mausoleum crypts, and cremation niches. Cemetery merchandise is comprised of burial vaults, caskets, grave markers and memorials and cemetery services, which include the installation of this merchandise and other service items. The Partnership sells these products and services both at the time of death, which is referred to as at-need, and prior to the time of death, which is referred to as pre-need.

The Partnership’s funeral home services include family consultation, the removal and preparation of remains, insurance products and the use of funeral home facilities for visitation and memorial services.

Basis of Presentation

The accompanying condensed consolidated financial statements, which are unaudited have been prepared in accordance with the requirements of the Quarterly Report on Form 10-Q and accounting principles generally accepted in the United States (“GAAP”) for interim reporting. They do not include all disclosures normally made in financial statements contained in Annual Reports on Form 10-K. In management’s opinion, all adjustments necessary for a fair presentation of the Partnership’s financial position, results of operations and cash flows for the periods disclosed have been made. The balance sheet at December 31, 2018 has been derived from the audited consolidated financial statement as of December 31, 2018, as presented in the Partnership’s Amendment No. 1 to Annual Report on Form 10-K for the year ended December 31, 2018, which was filed with Securities and Exchange Commission ("SEC") on August 28, 2019 (the “Amended Annual Report”).  The interim unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the related notes thereto presented in the Amended Annual Report. The results of operations for the nine months ended September 30, 2019 may not necessarily be indicative of the results of operations for the full year ended December 31, 2019.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of each of the Partnership’s 100% owned subsidiaries. These statements also include the accounts of the merchandise and perpetual care trusts in which the Partnership has a variable interest and is the primary beneficiary. The Partnership operates 30 cemeteries under long-term leases, operating agreements and management agreements. The operations of 16 of these managed cemeteries have been consolidated. On May 10, 2019, the Partnership terminated one of the management agreements and recorded a $2.1 million loss upon the termination, which is included in Other losses, net in the accompanying unaudited condensed consolidated statements of operations for the nine months ended September 30, 2019.

The Partnership operates 14 cemeteries under long-term leases and other agreements that do not qualify as acquisitions for accounting purposes. As a result, the Partnership did not consolidate all of the existing assets and liabilities related to these cemeteries. The Partnership has consolidated the existing assets and liabilities of the merchandise and perpetual care trusts associated with these cemeteries as variable interest entities, since the Partnership controls and receives the benefits and absorbs any losses from operating these trusts. Under the long-term leases, and other agreements associated with these properties, which are subject to certain termination provisions, the Partnership is the exclusive operator of these cemeteries and earns revenues related to sales of merchandise, services and interment rights and incurs expenses related to such sales, including the maintenance and upkeep of these cemeteries. Upon termination of these agreements, the Partnership will retain all of the benefits and related contractual obligations incurred from sales generated during the agreement period. The Partnership has also recognized the existing customer contract-related performance obligations that it assumed as part of these agreements.

Recapitalization Transactions

Series A Preferred Offering

On June 27, 2019, funds and accounts affiliated with Axar Capital, a related party and the largest holder of the Partnership’s outstanding common units of record, and certain other investors (individually a “Purchaser” and collectively the “Purchasers”) and the Partnership entered into the Series A Preferred Unit Purchase Agreement (the “Series A Purchase Agreement” and the transactions contemplated thereby, the “Preferred Offering”) pursuant to which the Partnership sold to the Purchasers an aggregate of 52,083,333 of the Partnership’s Series A Preferred Units (the “preferred units”) representing limited partner interests in the Partnership with certain rights, preferences and privileges as are set forth in the Partnership’s Third Amended and Restated Agreement of Limited Partnership dated as of June 27, 2019 (the “Third Amended Partnership Agreement”). The purchase price for the preferred units sold pursuant to the Series A Purchase Agreement was $1.1040 per preferred unit, reflecting an 8% discount to the liquidation preference of each preferred unit, for an aggregate purchase price of $57.5 million.

Senior Secured Notes

Concurrently with the closing of the Preferred Offering, discussed above, the Partnership completed a private placement of $385.0 million of 9.875%/11.500% Senior Secured PIK Toggle Notes due 2024 (the “Senior Secured Notes”) of the Partnership to certain financial institutions (the “Notes Offering,” and collectively with the Preferred Offering, the “Recapitalization Transactions”) pursuant to the terms of an indenture dated June 27, 2019 by and among the Partnership, Cornerstone Family Services of West Virginia Subsidiary, Inc. (“Cornerstone” and, collectively with the Partnership, the “Issuers”), certain direct and indirect subsidiaries of the Partnership (the “Guarantors”), the initial purchasers party thereto and Wilmington Trust, National Association, as trustee (the “Indenture”). The net proceeds of the Recapitalization Transactions were used to fully repay the then-outstanding senior notes due in June 2021, retire the Partnership’s revolving credit facility due in May 2020 and pay the associated transaction expenses, with the remaining balance reserved for general corporate purposes. The Partnership is to pay quarterly interest at either a fixed rate of 9.875% per annum in cash or, at their periodic option through January 30, 2022, a fixed rate of 7.50% per annum in cash plus a fixed rate of 4.00% per annum payable in kind. The Senior Secured Notes will require cash interest payments at 9.875% for all interest periods after January 30, 2022.

Proposed C-Corporation Conversion

On September 27, 2018, StoneMor GP LLC (the “general partner”) and the Partnership publicly announced a plan to convert from a master limited partnership structure to a more traditional C-Corporation structure. Accordingly, the general partner and the Partnership entered into a Merger and Reorganization Agreement (as amended to date, the “Merger Agreement”) with StoneMor GP Holdings and Hans Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the general partner, providing for a series of transactions and resulting in (i) the general partner converting into a Delaware corporation to be named “StoneMor Inc.” and (ii) Hans Merger Sub merging with and into the Partnership (the “Merger”) with the Partnership surviving and with StoneMor Inc. as its sole general partner, in each case, pursuant to the terms of the Merger Agreement (collectively, the “C-Corporation Conversion”). At the consummation of the Merger, which is anticipated to be no later than the end of the fourth quarter of 2019, the general partner will complete its transition to a new publicly traded Delaware corporation, StoneMor Inc.

Going Concern and Uses and Sources of Liquidity

The Partnership’s primary sources of liquidity are cash generated from operations and the remaining balance of the proceeds from the sale of the Senior Secured Notes. As a master limited partnership (“MLP”), the Partnership's primary cash requirements, in addition to normal operating expenses, are for capital expenditures, net contributions to the merchandise and perpetual care trust funds, debt service and cash distributions. In general, as part of its operating strategy, the Partnership expects to fund:

•

working capital deficits through available cash, including the remaining balance of the proceeds from the sale of the Senior Secured Notes, cash generated from operations and divestitures of non-core assets;

•

expansion capital expenditures, net contributions to the merchandise and perpetual care trust funds and debt service obligations through available cash, cash generated from operations or asset sales. Amounts contributed to the merchandise trust funds will be withdrawn at the time of the delivery of the product or service sold to which the contribution relates (see "Summary of Significant Accounting Policies" section below regarding revenue recognition), which will reduce the amount of additional borrowings or asset sales needed; and

•

any cash distributions the Partnership is permitted and determines to pay in accordance with its partnership agreement and maintenance capital expenditures through available cash and cash flows from operating activities.

While the Partnership relies heavily on its available cash and cash flows from operating activities to execute its operational strategy and meet its financial commitments and other short-term financial needs, the Partnership cannot be certain that sufficient capital will be generated through operations or be available to the Partnership to the extent required and on acceptable terms. The Partnership has experienced negative financial trends, including use of cash in operating activities, which, when considered in the aggregate, raise substantial doubt about the Partnership’s ability to continue as a going concern. These negative financial trends include:

•

the Partnership has continued to incur net losses for the nine months ended September 30, 2019 and has an accumulated deficit and negative cash flows from operating activities as of September 30, 2019, due to an increased competitive environment, increased expenses due to the proposed C-Corporation Conversion and increases in professional fees and compliance costs; and

•

a decline in billings coupled with the increase in professional, compliance and consulting expenses tightened the Partnership's liquidity position and increased reliance on long-term financial obligations, which, in turn, eliminated the Partnership's ability to pay distributions.

During 2018 and 2019, the Partnership implemented (and will continue to implement) various actions to improve profitability and cash flows to fund operations. A summary of these actions is as follows:

•

sold an aggregate of 52,083,333 of the Partnership’s preferred units, representing limited partner interests in the Partnership, for an aggregate purchase price of $57.5 million and completed a private placement of $385.0 million of the Senior Secured Notes. The net proceeds of both transactions were used to fully repay the then-outstanding senior notes due in June 2021 and retire the Partnership’s revolving credit facility due in May 2020;

•	continue to manage recurring operating expenses and seek to limit non-recurring operating expenses over the next twelve-month period; and
•	identify and complete sales of select assets to provide supplemental liquidity.

Based on the Partnership's forecasted operating performance, planned actions to improve profitability, cash flows and projected plans to file financial statements on a timely basis consistent with the debt covenants, the Partnership does not believe it is probable that the Partnership will breach the covenants under the Indenture for the next twelve-month period. However, there is no certainty that the Partnership's actual operating performance and cash flows will not be substantially different from forecasted results and no certainty the Partnership will not need amendments to the Indenture in the future and such amendments will be granted. Factors that could impact the significant assumptions used by the Partnership in assessing its ability to satisfy its financial covenants include the following:

•	operating performance not meeting reasonably expected forecasts;
•	failing to generate profitable sales;
•	failing to achieve cost reduction targets;
•	inability to achieve and capitalize on its divestiture strategy;
•	investments in the Partnership's trust funds experiencing significant declines due to factors outside its control;
•	inability to compete successfully with other cemeteries and funeral homes in the Partnership's markets;
•	the number of deaths in the Partnership's markets declining; and
•	the mix of funeral and cemetery revenues between burials and cremations.

If the Partnership's planned, implemented and not yet implemented actions are not completed or implemented and cash savings are not realized, or the Partnership fails to improve its operating performance and cash flows or the Partnership is not able to comply with the covenants under the Indenture, the Partnership may be forced to limit its business activities, limit its ability to implement further modifications to its operations or limit the effectiveness of some actions that are included in its forecasts, amend its Indenture and/or seek other sources of capital, and the Partnership may be unable to continue as a going concern. Additionally, a failure to generate additional liquidity could negatively impact the Partnership's access to inventory or services that are important to the operation of the Partnership's business. Given the Partnership's level of cash and cash equivalents, to preserve capital resources and liquidity, the Board of Directors of the General Partner concluded that it was not in the best interest of unitholders to pay distributions to unitholders after the first quarter of 2017. In addition, the Indenture effectively prohibits the Partnership from making distributions to unitholders. Any of these events may have a material adverse effect on the Partnership's results of operations and financial condition. The ability of the Partnership to continue as a going concern is dependent upon achieving the action plans noted above. The unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2019 were prepared on the basis of a going concern, which contemplates that the Partnership will be able to realize assets and discharge liabilities in the normal course of business. Accordingly, they do not give effect to adjustments, if any, that would be necessary should the Partnership be required to liquidate its assets.

Summary of Significant Accounting Policies

Refer to Note 1 to the Partnership’s audited consolidated financial statements included in Item 8 of its Amended Annual Report for the complete summary of significant accounting policies.

Use of Estimates

The preparation of the Partnership’s unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions as described in its Amended Annual Report. These estimates and assumptions may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. As a result, actual results could differ from those estimates.

Cash and Cash Equivalents

The Partnership considers all highly liquid investments purchased with an original maturity of three months or less from the time they are acquired to be cash equivalents. Cash and Cash Equivalents was $43.5 million and $18.1 million as of September 30, 2019 and December 31, 2018, respectively.

Restricted Cash

Cash that is restricted from withdrawal or use under the terms of certain contractual agreement is recorded as restricted cash. Restricted cash was $20.6 million as of September 30, 2019, primarily related to cash collateralization of the Partnership’s letters of credit and surety bonds. There was no restricted cash as of December 31, 2018.

Revenues

The Partnership's revenues are derived from contracts with customers through sale and delivery of death care products and services. Primary sources of revenue are derived from (1) cemetery and funeral home operations generated both at the time of death (“at-need”) and prior to the time of death (“pre-need”), which are classified on the unaudited condensed consolidated statements of operations as Interments, Merchandise and Services, (2) investment income, which includes income earned on assets maintained in perpetual care and merchandise trusts related to sales of cemetery and funeral home merchandise and services occurring prior to the time of death that are required to be maintained in the trust by state law and (3) interest earned on pre-need installment contracts. Investment income is presented within Investment and other for Cemetery revenue and Services for Funeral home revenue. Revenue is measured based on the consideration specified in a contract with a customer and is net of any sales incentives and amounts collected on behalf of third parties. Pre-need contracts are price guaranteed, providing for future merchandise and services at prices prevailing when the agreements are signed. The Partnership recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer. Sales taxes assessed by a governmental authority are excluded from revenue.

Deferred Revenues

Revenues from the sale of services and merchandise as well as any investment income from the merchandise trusts is deferred until such time that the services are performed or the merchandise is delivered. In addition, for amounts deferred on new contracts and investment income and unrealized gains on our merchandise trusts, deferred revenues include deferred revenues from pre-need sales that were entered into by entities prior to the Partnership’s acquisition of those entities or the assets of those entities. The Partnership provides for a profit margin for these deferred revenues to account for the projected future costs of delivering products and providing services on pre-need contracts that the Partnership acquired through acquisition. These revenues and their associated costs are recognized when the related merchandise is delivered or services are performed and are presented on a gross basis on the unaudited condensed consolidated statements of operations.

Accounts Receivable, Net of Allowance

The Partnership sells pre-need cemetery contracts whereby the customer enters into arrangements for future merchandise and services prior to the time of need. These sales are usually made using interest-bearing installment contracts not to exceed 60 months. The interest income is recorded as revenue when the interest amount is considered realizable and collectible, which typically coincides with cash payment. Interest income is not recognized until payments are collected in accordance with the contract. At the time of a pre-need sale, the Partnership records an account receivable in an amount equal to the total contract value less unearned finance income and any cash deposit paid, net of an estimated allowance for customer cancellations. The Partnership recognizes an allowance for cancellation of these receivables based upon its historical experience, which is recorded as a reduction in accounts receivable and a corresponding offset to deferred revenues. The Partnership recognizes an allowance for cancellation of receivables related to recognized contracts as an offset to revenue. Management evaluates customer receivables for impairment based upon its historical experience, including the age of the receivables and the customers’ payment histories

Leases

The Partnership leases a variety of assets throughout its organization, such as office space, funeral homes, warehouses and equipment. The Partnership has both operating and finance leases. The Partnership’s operating leases primarily include office space, funeral homes and equipment. The Partnership’s finance leases primarily consist of vehicles and certain IT equipment.  The Partnership determines whether an arrangement is or contains a lease at the inception of the arrangement based on the facts and circumstances in each contract. Leases with an initial term of 12 months or less are not recorded on the balance sheet and the Partnership recognizes lease expense for these leases on a straight-line basis over the lease term. For lease agreements with an initial term in excess of 12 months, the Partnership records the lease liability and Right of Use (“ROU”) asset at commencement date based upon the present value of the sum of the remaining minimum rental payments, which exclude executory costs. Certain adjustments to the ROU asset may be required for items such as initial direct costs paid or incentives received.

Certain leases provide the Partnership with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years. Where leases contain escalation clauses, rent abatements and/or concessions, the Partnership applies them in the determination of lease expense. The exercise of lease renewal options is at the Partnership’s sole discretion, and the Partnership is only including the renewal option in the lease term when the Partnership can be reasonably certain that the Partnership will exercise the additional options.

As most of the Partnership’s leases do not provide an implicit rate, the Partnership uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Partnership evaluates the term of the lease, type of asset and its weighted average cost of capital to determine its incremental borrowing rate used to measure the ROU asset and lease liability.

The Partnership calculates operating lease expense ratably over the lease term plus any reasonably assured renewal periods. The Partnership considers reasonably assured renewal options, fixed escalation provisions and residual value guarantees in its calculation. Leasehold improvements are amortized over the shorter of the lease term or asset life, which may include renewal periods where the renewal is reasonably assured, and are included in the determination of straight-line rent expense. The depreciable life of assets and leasehold improvements are generally limited by the expected lease term.

The Partnership’s leases also typically have lease and non-lease components, which are generally accounted for separately and not included in the measurement of the ROU asset and lease liability.

Net Loss per Common Unit

Basic net loss attributable to common limited partners per unit is computed by dividing net loss attributable to common limited partners, which is determined after the deduction of the general partner’s interest, by the weighted average number of common limited partner units outstanding during the period. Net loss attributable to common limited partners is determined by deducting net loss attributable to participating securities, if applicable, and net loss attributable to the general partner’s units. The general partner’s interest in net loss is calculated on a quarterly basis based upon its units and incentive distributions to be distributed for the quarter, with a priority allocation of net income to the general partner’s incentive distributions, if any, in accordance with the partnership agreement and the remaining net loss allocated with respect to the general partner’s and limited partners’ ownership interests.

The Partnership presents net loss per unit under the two-class method for MLP, which considers whether the incentive distributions of an MLP represent a participating security when considered in the calculation of earnings per unit under the two-class method. The two-class method considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period. If distributions are contractually limited to the incentive distribution rights’ share of currently designated available cash for distributions, as defined under the partnership agreement, undistributed earnings in excess of available cash should not be allocated to the incentive distribution rights. Under the two-class method, management believes the partnership agreement contractually limits cash distributions to available cash; therefore, undistributed earnings in excess of available cash are not allocated to the incentive distribution rights.

The following is a reconciliation of net loss allocated to the common limited partners for purposes of calculating net loss attributable to common limited partners per unit (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Net loss	$(42,652)	$(17,225)	$(99,584)	$(52,165)
Less: Incentive distribution right (“IDR”) payments to general partner	—	—	—	—
Net loss to allocate to general and limited partners	(42,652)	(17,225)	(99,584)	(52,165)
General partner’s interest excluding IDRs	(426)	(179)	(1,018)	(543)
Net loss attributable to common limited partners	$(42,226)	$(17,046)	$(98,566)	$(51,622)

Diluted net loss attributable to common limited partners per unit is calculated by dividing net loss attributable to common limited partners, less income allocable to participating securities, by the sum of the weighted average number of common limited partner units outstanding and the dilutive effect of unit awards, as calculated by the treasury stock or if converted methods, as applicable. These awards consist of common units that are contingently issuable upon the satisfaction of certain vesting conditions and common units issuable upon the exercise of certain unit appreciation rights awards under the terms of the Partnership’s long-term incentive plans.

The following table sets forth the reconciliation of the Partnership’s weighted average number of common limited partner units used to compute basic net loss attributable to common limited partners per unit with those used to compute diluted net loss attributable to common limited partners per unit (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Weighted average number of common limited partner units—basic	38,916	37,959	38,438	37,959
Effect of dilutive incentive awards(1)	—	—	—	—
Weighted average number of common limited partner units—diluted	38,916	37,959	38,438	37,959

(1)

For the three and nine months ended September 30, 2019, the diluted weighted average number of limited partner units outstanding presented on the unaudited condensed consolidated statement of operations does not include 563,183 units as their effects would be anti-dilutive. In addition, all outstanding Preferred Units are exempt for purposes of calculating the diluted weighted average number of common limited partner units, as their conversion is not based on meeting a contingency derived from the Partnership’s unit price. The Preferred Units are convertible upon the completion of the Rights Offering (defined herein), which occurred early in the fourth quarter of 2019. For further detail on the Rights Offering, see Note 17 Subsequent Events. For the three and nine months ended September 30, 2018, the diluted weighted average number of limited partner units outstanding presented on the unaudited condensed consolidated statement of operations does not include 560,839 units, as their effects would be anti-dilutive.

Recently Adopted Accounting Standards

Leases

The Partnership adopted Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), and subsequently-issued related ASUs, using the modified retrospective approach, as of January 1, 2019. The core principle of ASU 2016-02 is that all leases create an asset and a liability for lessees and recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases or disclosure of key information about leasing arrangements. In addition, the new standard offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases.

ASU 2016-02 provides for certain practical expedients when adopting the guidance. The Partnership elected the package of practical expedients allowing the Partnership to not reassess whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases or initial direct costs for any expired or existing leases. The Partnership did not apply the hindsight practical expedient. The Partnership applied the land easements practical expedient allowing the Partnership to not assess whether any expired or existing land easements are or contain leases, if they were not previously accounted for as leases under the existing leasing guidance. Instead, the Partnership will continue to apply its existing accounting policies to historical land easements. The Partnership elected to apply the short-term lease exception; therefore, the Partnership did not record a ROU asset or corresponding lease liability for leases with a term of twelve months or less and instead recognized a single lease cost allocated over the lease term, generally on a straight-line basis. The Partnership is separating lease components from non-lease components, as it did not elect the applicable practical expedient. The Partnership has excluded maintenance, taxes and insurance costs from the calculation of the initial lease liability in the transition. Non-lease components are accounted for separately from the lease, recorded as maintenance, taxes and insurance and expensed as incurred.

The Partnership adopted the new guidance on January 1, 2019 and as a result of the adoption, the Partnership recorded:

•	a $1.1 million reclassification from Intangible assets to Other assets for below market lease intangibles;
•

a $0.1 million and $0.2 million reclassification from Accounts payable and accrued liabilities and Other long-term liabilities, respectively, to Other assets for a deferred gain on a sale leaseback transaction;

•	a $0.3 million and $3.5 million reclassification from Accounts payable and accrued liabilities and Other long-term liabilities, respectively, to Other assets for a rent incentive;
•	a $15.3 million increase to Other assets for operating lease right-of-use assets; and
•	a $2.2 million and $13.1 million increase to Accounts payable and accrued liabilities and Other long-term liabilities, respectively, for operating lease liabilities.

The foregoing adjustments resulted in the creation of a net ROU asset of $12.3 million and operating lease liability of $15.3 million as of the adoption date.

In connection with the adoption of these new lease standards, the Partnership implemented internal controls to ensure that its contracts are properly evaluated to determine applicability under ASU 2016-02 and that the Partnership properly applies ASU 2016-02 in accounting for and reporting on all its qualifying leases.

Stock Compensation

In June 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-07, Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees. This amendment was effective for fiscal years and interim periods within fiscal years beginning after December 15, 2018. The Partnership adopted this standard effective January 1, 2019. The adoption of this standard did not have an impact on the Partnership’s unaudited condensed consolidated financial statements, as the Partnership has only issued units to employees or nonemployee directors and has previously recognized its nonemployee directors unit-based payments in line with its recognition of unit-based payments to employees, using the grant-date fair value of the equity instruments issued, amortized over the requisite service period.

Presentation

In August 2018, the SEC adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of partners’ deficit for interim financial statements. Under the amendments, an analysis of changes in each caption of shareholders’ equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. The final rule was effective on November 5, 2018; as such, the Partnership used the new presentation of a condensed consolidated statement of Partners' deficit within its interim financial statements in this Quarterly Report on Form 10-Q for the nine months ended September 30, 2019.

Recently Issued Accounting Standard Updates - Not Yet Effective

Credit Losses

In June 2016, FASB issued ASU No. 2016-13, Credit Losses (Topic 326) ("ASU 2016-13"). The core principle of ASU 2016-13 is that all assets measured at amortized cost basis should be presented at the net amount expected to be collected using historical experience, current conditions and reasonable and supportable forecasts as a basis for credit loss estimates, instead of the probable initial recognition threshold used under current GAAP. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses (“ASU 2018-09”), which clarified that receivables arising from operating leases are not within the scope of Accounting Standards Codification (“ASC”) 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, and should be accounted for in accordance with ASC 842. In April 2019, the FASB issued ASU No. 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments (“ASU 2019-04”), which include clarifications to the amendments issued in ASU 2016-13. In May 2019, the FASB issued ASU No. 2019-05, Financial Instruments-Credit Losses (Topic 326), which provides entities that have certain instruments within the scope of ASC 326-20 with an option to irrevocably elect the fair value option in ASC 825, Financial Instruments, upon adoption of ASU 2016-13. Each of these amendments are effective for fiscal years beginning after December 15, 2022. Early adoption is permitted. The Partnership plans to adopt the requirements of these amendments upon their effective date of January 1, 2023, using the modified-retrospective method, and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.

Variable Interest Entities

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities (“ASU 2018-17”). The core principle of ASU 2018-17 is that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. ASU 2018-17 is effective for fiscal years beginning after December 15, 2019. The Partnership plans to adopt the requirements of these amendments upon their effective date of January 1, 2020 retrospectively and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.

Fair Value Measurement

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). This standard removed, modified and added disclosure requirements from ASC 820, Fair Value Measurements. The Partnership plans to adopt the requirements of this amendment upon its effective date of January 1, 2020 prospectively and does not expect the adoption of this standard to have a significant impact on its consolidated financial statements, as this standard primarily addresses disclosure requirements for Level 3 fair value measurements, and it has no Level 3 fair value instruments.

Internal-Use Software

In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software: Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. The amendments in this standard aligned the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The Partnership plans to adopt the requirements of this amendment upon its effective date of January 1, 2020 prospectively and does not expect the adoption of this standard to have a significant impact on its consolidated financial statements.

1.	GENERAL

Nature of Operations

StoneMor Partners L.P. (the "Partnership") is a provider of funeral and cemetery products and services in the death care industry in the United States. As of December 31, 2018, the Partnership operated 322 cemeteries in 27 states and Puerto Rico, of which 291 were owned and 31 were operated under lease, management or operating agreements. The Partnership also owned and operated 90 funeral homes, including 42 located on the grounds of cemetery properties that we own, in 17 states and Puerto Rico.

Basis of Presentation

The consolidated financial statements included in this Annual Report on Form 10-K/A have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Principles of Consolidation

The consolidated financial statements include the accounts of each of the Partnership’s 100% owned subsidiaries. These statements also include the accounts of the merchandise and perpetual care trusts in which the Partnership has a variable interest and is the primary beneficiary. The Partnership operates 31 cemeteries under long-term lease, operating or management agreements. The operations of 16 of these managed cemeteries have been consolidated.

The Partnership operates 15 cemeteries under long-term leases and other agreements that do not qualify as acquisitions for accounting purposes. As a result, the Partnership did not consolidate all of the existing assets and liabilities related to these cemeteries. The Partnership has consolidated the existing assets and liabilities of the merchandise and perpetual care trusts associated with these cemeteries as variable interest entities since the Partnership controls and receives the benefits and absorbs any losses from operating these trusts. Under the long-term leases, and other agreements associated with these properties, which are subject to certain termination provisions, the Partnership is the exclusive operator of these cemeteries and earns revenues related to sales of merchandise, services and interment rights, and incurs expenses related to such sales, including the maintenance and upkeep of these cemeteries. Upon termination of these agreements, the Partnership will retain all of the benefits and related contractual obligations incurred from sales generated during the agreement period. The Partnership has also recognized the existing customer contract-related performance obligations that it assumed as part of these agreements.

Total revenues derived from the cemeteries under these agreements totaled approximately $52.3 million and $59.0 million for the years ended December 31, 2018 and 2017, respectively.

Reclassifications and Adjustments to Prior Period Financial Statements

The following reclassifications outlined in the table below were made to the consolidated statement of operations for the year ended December 31, 2017 to conform the presentation of revenues for Cemetery Operations to the corresponding presentation in the consolidated statement of operations for the year ended December 31, 2018. These reclassifications were made primarily to (1) present revenue related to interment rights separately from Merchandise revenue and (2) to reclassify revenue related to the installation of certain cemetery merchandise items from Merchandise revenue to Services revenue. These reclassifications had no further impact on the consolidated statement of operations for the year ended December 31, 2017 and had no impact on the previously reported consolidated balance sheet as of December 31, 2017 and the consolidated statement of cash flows for the year ended December 31, 2017.

Financial Statement Line Item	2017 As Previously Reported	Reclassifications	2017 As Adjusted
Revenues:
Cemetery:
Interments	$—	$75,077	$75,077
Merchandise	159,546	(83,944)	75,602
Services	62,435	8,269	70,704
Investment and other	54,715	598	55,313
Total Cemetery Revenues	$276,696	$—	$276,696

Merger and Reorganization Agreement

On September 27, 2018, the Partnership, StoneMor GP LLC, a Delaware limited liability company and the general partner of the Partnership (“GP”), StoneMor GP Holdings LLC, a Delaware limited liability company and the sole member of GP (“GP Holdings”), and Hans Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of GP (“Merger Sub”), entered into a Merger and Reorganization Agreement (the “Merger Agreement”) pursuant to which, among other things, GP will convert from a Delaware limited liability company into a Delaware corporation to be named StoneMor Inc. (the “Company” when referring to StoneMor Inc. subsequent to such conversion), the Partnership will become a wholly owned subsidiary of the Company and the unitholders of the Partnership will become stockholders in the Company.

Upon the terms and subject to the conditions set forth in the Merger Agreement, GP Holdings shall contribute the 2,332,878 common units representing limited partner interests in the Partnership (the “Common Units”) owned by it (the “GP Holdings’ Common Units”) to GP and immediately following receipt thereof, GP shall contribute the GP Holdings’ Common Units to StoneMor LP Holdings, LLC, a Delaware limited liability company and wholly owned subsidiary of GP (“LP Sub”) and LP Sub shall be admitted as a limited partner of the Partnership; (ii) GP shall convert into the Company (the “Conversion”) and all of the limited liability company interests of GP held by GP Holdings prior to the Conversion shall be canceled; (iii) as part of the Conversion and before giving effect to the Merger (as defined below), GP Holdings will be the sole stockholder of StoneMor Inc. and, as consideration for the Conversion and the Merger, will receive 2,332,878 shares of common stock, par value $0.01 per share, of StoneMor Inc. (the “Company Shares”) (subject to adjustment as provided in the Merger Agreement) with respect to the 2,332,878 Common Units held by LP Sub immediately prior to the Conversion, and 2,950,000 Company Shares (the “General Partner Shares”) (also subject to adjustment as provided in the Merger Agreement) with respect to the 1.04% general partner interest, the incentive distribution rights and the governance and all other economic and other rights associated with the general partner interest held indirectly by GP Holdings through the GP immediately prior to the Conversion.

Pursuant to the Merger Agreement, (i) any then outstanding awards of phantom units granted to a member of the GP Board under the StoneMor Partners L.P. Long-Term Incentive Plan(as amended April 19, 2010) (the “2004 Partnership Equity Plan”), (ii) any then outstanding award of Phantom Units granted to a member of the GP Board under the StoneMor Partners L.P. 2014 Long-Term Incentive Plan (the “2014 Partnership Equity Plan”), which was also renamed the StoneMor Amended and Restated 2018 Long-Term Incentive Plan (the “Restated Plan”), (iii) any then outstanding award of Phantom Units that is not a 2004 Director Deferred Phantom Unit Award or a 2014 Director Deferred Phantom Unit Award granted under either the 2004 Partnership Equity Plan or the 2014 Partnership Equity Plan (a “Phantom Award”), (iv) any then outstanding award of restricted units (“Restricted Units”) granted under the 2014 Partnership Equity Plan, (v) any then outstanding award of unit appreciation rights (“UARs”) granted under the 2004 Partnership Equity Plan (a “UAR Award”) shall, without any required action on the part of the holder thereof, be assumed by the Company and converted into an award denominated in Company Shares.

At the Effective Time, Merger Sub shall be merged with and into the Partnership (the “Merger”), with the Partnership surviving and with the Company as its sole general partner and LP Sub as its sole holder of Common Units and each outstanding Common Unit, including certain phantom units granted to members of the GP Board under the 2004 Partnership Equity Plan but excluding any Common Units held by LP Sub, being converted into the right to receive one Company Share. All of the limited liability company interests in Merger Sub outstanding immediately prior to the Effective Time shall be converted into and become limited partner interests in the surviving entity. Following the Effective Time, the general partnership interests in the Partnership issued and outstanding immediately prior to the Effective Time shall remain outstanding and unchanged subject to such changes as are set forth in the Second Amended and Restated Agreement of Limited Partnership of the Partnership, dated as of September 9, 2008, as amended as of November 3, 2017 (the “LPA”), and the Company shall continue to be the sole general partner of the Partnership.

Per the terms of the Merger Agreement each Party shall bear its own expenses, costs and fees (including attorneys’, auditors’ and financing fees, if any) in connection with the preparation and delivery of the Merger Agreement and compliance therewith, whether or not the transactions contemplated by the Merger Agreement are effected. The Partnership has incurred $2.1 million in legal and other expenses for the transactions contemplated by the Merger Agreement through December 31, 2018.

Uses and Sources of Liquidity

The Partnership’s primary sources of liquidity are cash generated from operations and borrowings under its revolving credit facility. As a master limited partnership (“MLP”), the Partnership's primary cash requirements, in addition to normal operating expenses, are for capital expenditures, net contributions to the merchandise and perpetual care trust funds, debt service and cash distributions. In general, as part of its operating strategy, the Partnership expects to fund:

•	working capital deficits through cash generated from operations, additional borrowings, and sales of underperforming properties;
•

expansion capital expenditures, net contributions to the merchandise and perpetual care trust funds and debt service obligations through available cash, cash generated from operations, additional borrowings or asset sales. Amounts contributed to the merchandise trust funds will be withdrawn at the time of the delivery of the product or service sold to which the contribution relates (see "Summary of Significant Accounting Policies" section below regarding revenue recognition), which will reduce the amount of additional borrowings or asset sales needed; and

•

any cash distributions the Partnership is permitted and determines to pay in accordance with its partnership agreement and maintenance capital expenditures through available cash and cash flows from operating activities.

While the Partnership relies heavily on its cash flows from operating activities and borrowings under its credit facility to execute its operational strategy and meet its financial commitments and other short-term financial needs, the Partnership cannot be certain that sufficient capital will be generated through operations or available to the Partnership to the extent required and on acceptable terms. Moreover, although the Partnership's cash flows from operating activities have been positive, the Partnership has experienced negative financial trends which, when considered in the aggregate, raise substantial doubt about the Partnership’s ability to continue as a going concern. These negative financial trends include:

•

the Partnership has continued to incur net losses for the years ended December 31, 2018 and 2017 and has an accumulated deficit as of December 31, 2018,  due to an increased competitive environment, an increase in professional fees and compliance costs and an increase in consulting fees associated with the Partnership's adoption  and implementation of the Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers incurred in the year ended December 31, 2018 and 2017;

•

decline in billings coupled with the increase in professional, compliance and consulting expenses, tightened the Partnership's liquidity position and increased reliance on long-term financial obligations, which, in turn, eliminated  the Partnership's ability to pay distributions;

•

the Partnership's failure to comply with certain debt covenants required by the Partnership’s credit facility due to the Partnership's inability to complete a timely filing of its Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q, as well as exceeding of the maximum consolidated leverage ratio financial covenant for the quarters ended December 31, 2017 and March 31, 2018, exceeding the maximum consolidated secured net leverage ratio financial covenant for the  periods ended June 30, 2018, September 30, 2018 and December 31, 2018 and not being able to achieve the minimum consolidated fixed charge coverage ratio for the periods ended June 30, 2018, September 30, 2018 and December 31, 2018.  As further disclosed in the credit facility subsection in Note 10 Long-Term Debt, these failures constituted defaults that the Partnership's lenders agreed to waive; and

•

the provision  for ticking fees assessed on the amount of outstanding loans made under the Tranche A Revolving Credit Facility (the “Tranche A Revolving Loans”) and payable to the Tranche A Revolving Lenders (i) in-kind, by increasing the outstanding principal amount of such Lender’s Tranche A Revolving Loans (“PIK”) or (ii) in cash in the following amounts and on the following dates:

•	3.00% on July 1, 2019, of which (x) 2.00% shall PIK and (y) 1.00% shall be payable in cash, unless Required Lenders agree to PIK;

•	1.00% on August 1, 2019, payable in cash, unless the Required Lenders agree to PIK;

•	1.00% on September 1, 2019, payable in cash, unless the Required Lenders agree to PIK; and

•	1.00% on October 1, 2019, PIK;

During 2018 and to date in 2019, the Partnership has implemented (and will continue to implement) various actions to improve profitability and cash flows to fund operations. A summary of these actions is as follows:

•

continue to manage recurring operating expenses and seek to limit non-recurring operating expenses over the next twelve-month period, which includes the January 2019 Restructuring actions as further discussed in Note 19 Subsequent Events;

•

the Partnership engaged a financial advisor to advise the Partnership in the arrangement of the refinancing in full of the obligations with respect to the Tranche A Revolving Credit Facility including debt and equity financing vehicles, however, at this time the Partnership has no commitments to obtain any additional funds, and there can be no such assurance such funds will be available on acceptable terms or at all;

•	complete sales of certain assets and businesses to provide supplemental liquidity; and
•

for the reasons disclosed above, the Partnership was not in compliance with certain of its amended credit facility covenants as of December 31, 2017, March 31, 2018, June 30, 2018, September 30, 2018 and December 31, 2018. These failures constituted defaults that the lenders agreed to waive pursuant to the Sixth Amendment and Waiver, the Seventh Amendment and Waiver and the Eighth Amendment and Waiver to the Partnership's credit facility on June 12, 2018, July 13, 2018 and February 4, 2019, respectively, as disclosed in the credit facility subsection in Note 10 Long-Term Debt and in Note 19 Subsequent Events. Moreover, based on the Partnership's forecasted operating performance, cash flows and projected plans to file financial statements on a timely basis consistent with the debt covenants, the Partnership does not believe it is probable that the Partnership will further breach the covenants under its amended credit facility for the next twelve-month period. However, there is no certainty that the Partnership's actual operating performance and cash flows will not be substantially different from forecasted results, and no certainty the Partnership will not need further amendments to its credit facility in the future. Factors that could impact the significant assumptions used by the Partnership in assessing its ability to satisfy its financial covenants include the following:

•	operating performance not meeting reasonably expected forecasts;
•	failing to generate profitable sales;
•	investments in the Partnership's trust funds experiencing significant declines due to factors outside its control;
•	being unable to compete successfully with other cemeteries and funeral homes in the Partnership's markets;
•	the number of deaths in the Partnership's markets declining; and
•	the mix of funeral and cemetery revenues between burials and cremations.

If the Partnership's planned and implemented actions are not completed  and cash savings realized and the Partnership fails to improve its operating performance and cash flows, or the Partnership is not able to comply with the covenants under its amended credit facility, the Partnership may be forced to limit its business activities, implement further modifications to its operations, further amend its credit facility and/or seek other sources of capital, and the Partnership may be unable to continue as a going concern. Additionally, a failure to generate additional liquidity could negatively impact the Partnership's access to inventory or services that are important to the operation of the Partnership's business. Given the Partnership's level of cash and cash equivalents, to preserve capital resources and liquidity, the Board of Directors of the General Partner concluded that it was not in the best interest of unitholders to pay distributions to unitholders after the first quarter of 2017. In addition, the Partnership's revolving credit facility prohibits the Partnership from making distributions to unitholders. Any of these events may have a material adverse effect on the Partnership's results of operations and financial condition. The ability of the Partnership to meets its obligations at December 31, 2018, and to continue as a going concern is dependent upon achieving the action plans noted above.  The consolidated financial statements for the year ended December 31, 2018 were prepared on the basis of a going concern which contemplates that the Partnership will be able to realize assets and discharge liabilities in the normal course of business.  Accordingly, they do not give effect to adjustments, if any, that would be necessary should the Partnership be required to liquidate its assets.  The ability of the Partnership to meet its obligations at December 31, 2018, and to continue as a going concern is dependent upon the availability of a refinancing in full of the obligations with respect to the Tranche A Revolving Credit Facility, continued ability to manage expenses and increased sales.  As such, the consolidated financial statements included in this Annual Report on Form 10-K/A do not include any adjustments that might result from the outcome of these uncertainties.

Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Partnership’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as the reported amounts of revenue and expense during the reporting periods. The Partnership’s consolidated financial statements are based on a number of significant estimates, including revenue and expense accruals, depreciation and amortization, merchandise trust and perpetual care trust asset valuation, allowance for cancellations, unit-based compensation, deferred revenues, deferred merchandise trust investment earnings, deferred selling and obtaining costs, assets and liabilities obtained through business combinations, income taxes, hurricane-related losses and goodwill including any interim assessment for impairment. As a result, actual results could differ from those estimates.

Revenues

The Partnership's revenues are derived from contracts with customers through sale and delivery of death care products and services. Primary sources of revenue are derived from (1) cemetery and funeral home operations generated both at the time of death (“at-need”) and prior to the time of death (“pre-need”), classified on the Statements of Operations as Interments, Merchandise and Services and (2) investment income which includes income earned on assets maintained in perpetual care and merchandise trusts related to sales of cemetery and funeral home merchandise and services occurring prior to the time of death and required to be maintained in the trust by state law as well as interest earned on pre-need installment contracts.  Investment income is presented within Investment and other for Cemetery revenue and Services for Funeral home revenue

Cemetery and Funeral Home Operations

Revenue is measured based on the consideration specified in a contract with a customer, and is net of any sales incentives and amounts collected on behalf of third parties. Pre-need contracts are price guaranteed, providing for future merchandise and services at prices prevailing when the agreements are signed. The Partnership recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer.

Sales taxes assessed by a governmental authority are excluded from revenue.

Any shipping and handling costs that are incurred after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of goods sold.

Investment income is earned on certain payments received from the customer on pre-need contracts, which are required by law to be deposited into the merchandise and service trusts. Amounts are withdrawn from the merchandise trusts when the Partnership fulfills the performance obligations. Earnings on these trust funds, which are specifically identifiable for each performance obligation, are also included in total transaction price. Pre-need contracts are generally subject to financing arrangements on an installment basis, with a contractual term not to exceed 60 months. Interest income is recognized utilizing the effective interest method. For those contracts that do not bear a market rate of interest, the Partnership imputes such interest based upon the prime rate at the time of origination plus 375 basis points in order to segregate the principal and interest component of the total contract value.  The Partnership has elected to not adjust the transaction price for the effects of a significant financing component for contracts that have payment terms under one year.

At the time of a non-cancellable pre-need sale, the Partnership records an account receivable in an amount equal to the total contract value less unearned finance income and any cash deposit paid. The revenue from both the sales and interest income from trusted funds are deferred until the merchandise is delivered or the services are performed. For a sale in a cancellable state, an account receivable is only recorded to the extent control has transferred to the customer for interment rights, merchandise or services for which the Partnership has not collected cash. The amounts collected from customers in states in which pre-need contracts are cancellable may be subject to refund provisions. The Partnership estimates the fair value of its refund obligation under such contracts on a quarterly basis and records such obligations within the other long-term liabilities line item on its Condensed Consolidated Balance Sheet.

Nature of Goods and Services

The following is a description of the principal activities, separated by reportable segments, from which the Partnership generates its revenue. As discussed more fully in Note 18 Segment Information, the Partnership operates two reportable segments: Cemetery Operations and Funeral Home Operations.

Cemetery Operations

The Cemetery Operations segment principally generates revenue from (1) providing rights to inter remains in a specific cemetery property inventory space such as burial lots and constructed mausoleum crypts (“Interments”), (2) sales of cemetery merchandise which includes markers (i.e., method of identifying a deceased person in a burial space, crypt or niche), base (i.e., the substrate upon which a marker is placed), vault (i.e., a container installed in the burial lot in which the casket is placed), caskets, cremation niches and other cemetery related items (“Merchandise”) and (3) service revenues, including opening and closing (“O&C”), a service of digging and refilling burial spaces to install the burial vault and place the casket into the vault, cremation services and fees for installation of cemetery merchandise (“Services”). Products and services may be sold separately or in packages. For packages, the Partnership accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services in a package based on their relative stand-alone selling prices.  The stand-alone selling price is determined by management based upon local market conditions and reasonable ranges for both merchandise and services which is the best estimate of the stand-alone price.  For items that are not sold separately (e.g., second interment rights), the Partnership estimates stand-alone selling prices using the best estimate of market value. The Partnership estimated the stand-alone selling price using inputs such as average selling price and list price broken down by each geographic location. Additionally the Partnership considered typical sales promotions that could have impacted the stand-alone selling price estimates.

Interments revenue is recognized when control transfers, which is when the property is available for use by the customer. For pre-construction mausoleum contracts, the Partnership will only recognize revenue once the property is constructed and the customer has obtained substantially all of the remaining benefits of the property. Sales taxes collected are recognized on a net basis in our condensed consolidated financial statements.

Merchandise revenue and deferred investment earnings on merchandise trusts are recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse at no additional cost to the Partnership). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligation. The estimate of the refund obligation is reevaluated on a quarterly basis. In addition, we are entitled to retain, in certain jurisdictions, a portion of collected customer payments when a customer cancels a pre-need contract; these amounts are also recognized in revenue at the time the contract is cancelled.

Service revenue is recognized when the services are performed and the performance obligation is thereby satisfied.

The cost of goods sold related to merchandise and services reflects the actual cost of purchasing products and performing services and the value of cemetery property depleted through the recognized sales of interment rights. The costs related to the sales of lots and crypts are determined systematically using a specific identification method under which the total value of the underlying cemetery property and the lots available to be sold at the location are used to determine the cost per lot.

Funeral Home Operations

Our Funeral Home Operations segment principally generates revenue from (1) sales of funeral home merchandise which includes caskets and other funeral related items (“Merchandise”) and (2) service revenues, including services such as family consultation, the removal of and preparation of remains and the use of funeral home facilities for visitation and services of remembrance (“Services”). Our funeral home operations also include revenues related to the sale of term and whole life insurance on an agency basis, in which we earn a commission from the sales of these policies. Insurance commission revenue is reported within service revenues. Products and services may be sold separately or in packages. For packages, the Partnership accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services based on their relative stand-alone selling prices. The relative stand-alone selling price is determined by management's best estimate of the stand-alone price based upon the list price at each location. Funeral Home Operations primarily generate revenues from at-need sales.

Merchandise revenue is recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligations. The estimate of the refund obligation is reevaluated on a quarterly basis.

Service revenue is recognized when the services are performed and the performance obligation is thereby satisfied.

Costs related to the delivery or performance of merchandise and services are charged to expense when merchandise is delivered or services are performed.

Deferred Selling and Obtaining Costs

The Partnership defers certain costs (i.e., commissions and bonuses) that are incremental to obtaining pre-need cemetery and funeral contracts. The Partnership calculates the deferred selling costs asset by dividing total deferred selling and obtaining expenses by total deferrable revenues and multiplying such percentage by the periodic change in gross deferred revenues. Such costs are recognized when the associated performance obligation is fulfilled based upon the net change in deferred revenues. All other selling costs are expensed as incurred. Additionally, the Partnership has elected the practical expedient of not recognizing incremental costs to obtain as incurred when the amortization period otherwise would have been one year or less.

As of December 31, 2018, we had $112.7 million in deferred incremental direct selling costs included in Deferred charges and other assets. These deferred costs are classified as long-term on our Condensed Consolidated Balance Sheet because the Partnership does not control the timing of the delivery of the merchandise or performance of the services as they are generally provided at the time of need. During the year ended December 31, 2018, the Partnership recognized $4.8 million from deferred incremental direct selling costs.

Cash and Cash Equivalents

The Partnership considers all highly liquid investments purchased with an original maturity of three months or less from the time they are acquired to be cash equivalents.

Accounts Receivable, Net of Allowance

The Partnership sells pre-need cemetery contracts whereby the customer enters into arrangements for future merchandise and services prior to the time of need. These sales are usually made using interest-bearing installment contracts not to exceed 60 months. The interest income is recorded as revenue when the interest amount is considered realizable and collectible, which typically coincides with cash payment. Interest income is not recognized until payments are collected in accordance with the contract. At the time of a pre-need sale, the Partnership records an account receivable in an amount equal to the total contract value less unearned finance income and any cash deposit paid, net of an estimated allowance for customer cancellations. The Partnership recognizes an allowance for cancellation of these receivables based upon its historical experience, which is recorded as a reduction in accounts receivable and a corresponding offset to deferred revenues. The Partnership recognizes an allowance for cancellation of receivables related to recognized contracts as an offset to revenue.

Management evaluates customer receivables for impairment based upon its historical experience, including the age of the receivables and the customers’ payment histories.

Assets Held for Sale

We classify our assets or entities as held for sale in the period in which all of the following criteria are met:

•	management, having the authority to approve the action, commits to a plan to sell the asset or entity;
•	the asset or entity is available for immediate sale in its present condition;
•	an active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•	the sale is probable and transfer is expected to be completed within one year;
•	the asset or entity is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
•	actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

When the disposals of an entity or components of an entity that are classified as held for sale represent a strategic shift that has, or will have, a major effect on an entity's operations and financial results, we account for such disposals as discontinued operations. Otherwise, when the held for sale criteria is met but the disposal does not meet the criteria to be treated as discontinued operations, the assets or disposal group are reclassified from the corresponding balance sheet line items to held for sale. Assets classified as held for sale are carried at the lower of cost or market, with any gain or loss recorded in "Other losses, net" in the condensed consolidated statement of operations.

The Partnership classified certain assets of two cemeteries and two funeral homes at December 31, 2018 and two cemeteries and three funeral homes at December 31, 2017 as held for sale. The contributions of revenues and earnings by these assets in 2018 and 2017 were not material. Assets held for sale consisted of the following at the date indicated (in thousands):

	2018	2017
Cemetery property	$350	$128
Buildings and improvements	407	718
Funeral home land	-	170
Assets held for sale	$757	$1,016

Cemetery Property

Cemetery property consists of developed and undeveloped cemetery land, constructed mausoleum crypts and lawn crypts and other cemetery property. Cemetery property is stated at cost or, upon acquisition of a business, at the fair value of the assets acquired.

Property and Equipment

Property and equipment is stated at cost or, upon acquisition of a business, at the fair value of the assets acquired and depreciated on a straight-line basis. Maintenance and repairs are charged to expense as incurred, whereas additions and major replacements are capitalized and depreciation is recorded over their estimated useful lives as follows:

Buildings and improvements	10 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	over the shorter of the term of the lease or the life of the asset

Merchandise Trusts

Pursuant to state law, a portion of the proceeds from pre-need sales of merchandise and services is put into trust (the "merchandise trust") until such time that the Partnership meets the requirements for releasing trust principal, which is generally delivery of merchandise or performance of services. All investment earnings generated by the assets in the merchandise trusts (including realized gains and losses) are deferred until the associated merchandise is delivered or the services are performed (see Note 7).

Perpetual Care Trusts

Pursuant to state law, a portion of the proceeds from the sale of cemetery property is required to be paid into perpetual care trusts. The perpetual care trust principal does not belong to the Partnership and must remain in this trust in perpetuity, while interest and dividends may be released and used to defray cemetery maintenance costs, which are expensed as incurred. The Partnership consolidates the trust into its financial statements because the trust is considered a variable interest entity for which the Partnership is the primary beneficiary. Earnings from the perpetual care trusts are recognized in current cemetery revenues (see Note 8).

Fair Value Measurements

The Partnership measures the available-for-sale securities held by its merchandise and perpetual care trusts at fair value on a recurring basis. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Partnership utilizes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;
•

Level 2—inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The categorization of the asset or liability within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. For additional disclosures for all of our available-for-sale securities, see Note 7 and Note 8.

Inventories

Inventories are classified within other current assets on the Partnership’s consolidated balance sheets and include cemetery and funeral home merchandise valued at the lower of cost or net realizable value. Cost is determined primarily on a specific identification basis using a first-in, first-out method. Inventories were approximately $7.5 million and $12.1 million at December 31, 2018 and 2017, respectively.  Refer to Note 3 Impairment and Other Losses, for further information regarding impairment of inventories.

Impairment of Long-Lived Assets

The Partnership monitors the recoverability of long-lived assets, including cemetery property, property and equipment and other assets, based on estimates using factors such as current market value, future asset utilization, business and regulatory climate and future undiscounted cash flows expected to result from the use of the related assets, at a location level. The Partnership’s policy is to evaluate an asset for impairment when events or circumstances indicate that a long-lived asset’s carrying value may not be recovered. An impairment charge is recorded to write-down the asset to its fair value if the sum of future undiscounted cash flows is less than the carrying value of the asset.

Other-Than-Temporary Impairment of Trust Assets

The Partnership determines whether or not the impairment of a fixed maturity debt security is other-than-temporary by evaluating each of the following:

•	Whether it is the Partnership’s intent to sell the security. If there is intent to sell, the impairment is considered to be other-than-temporary.
•

If there is no intent to sell, the Partnership evaluates if it is not more likely than not that it will be required to sell the debt security before its anticipated recovery. If the Partnership determines that it is more likely than not that it will be required to sell an impaired investment before its anticipated recovery, the impairment is considered to be other-than-temporary.

The Partnership further evaluates whether or not all assets in the trusts have other-than-temporary impairments based upon a number of criteria including the severity of the impairment, length of time a security has been in a loss position, changes in market conditions and concerns related to the specific issuer.

If an impairment is considered to be other-than-temporary, the cost basis of the security is adjusted downward to its fair value.

For assets held in the perpetual care trusts, any reduction in the cost basis due to an other-than-temporary impairment is offset with an equal and opposite reduction in the perpetual care trust corpus and has no impact on earnings.

For assets held in the merchandise trusts, any reduction in the cost basis due to an other-than-temporary impairment is recorded in deferred revenue.

Goodwill

The Partnership tests goodwill for impairment at least annually or if impairment indicators arise by comparing its reporting units’ estimated fair values to carrying values. Because quoted market prices for the reporting units are not available, the Partnership’s management must apply judgment in determining the estimated fair value of these reporting units.

The Partnership’s management uses all available information to make these fair value determinations, including the present values of expected future cash flows using discount rates commensurate with the risks involved in the Partnership’s assets and the available market data of the industry group. A key component of these fair value determinations is a reconciliation of the sum of the fair value calculations to the Partnership’s market capitalization. The observed market prices of individual trades of an entity’s equity securities (and thus its computed market capitalization) may not be representative of the fair value of the entity as a whole. Management will continue to evaluate goodwill at least annually, or more frequently if events or circumstances indicate that the carrying value of a reporting unit exceeds its fair value.

In the fourth quarter of 2017, the Partnership early adopted ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) which simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Instead, impairment is defined as the amount by which the carrying value of the reporting unit exceeds its fair value, up to the total amount of goodwill. Additionally, during the fourth quarter of 2018, we changed our annual goodwill impairment test date from December 31st to October 1st, which necessitated completing a test as of October 1, 2018 so that no more than 12 months elapsed between annual tests.

Intangible Assets

The Partnership has other acquired intangible assets, most of which have been recognized as a result of acquisitions and long-term lease, management and operating agreements. The Partnership amortizes these intangible assets over their estimated useful lives and periodically tests them for impairment.

Accounts Payable and Accrued Liabilities

The Partnership records liabilities for expenses incurred related to the current period in accounts payable and accrued liabilities on the Partnership’s consolidated balance sheets. At December 31, 2018 and 2017, accounts payable and accrued liabilities was comprised of accounts payable of $29.8 million and $18.5 million, respectively, accrued expenses of $21.7 million and $15.9 million, respectively, benefits and payroll liabilities of $6.9 million and $5.7 million, respectively, and tax liabilities of $3.1 million and $2.9 million, respectively. The $5.6 million increase in accrued expenses related to professional fee expenses.

Deferred Revenues

Revenues from the sale of services and merchandise as well as any investment income from the merchandise trusts is deferred until such time that the services are performed or the merchandise is delivered.

In addition to amounts deferred on new contracts and investment income and unrealized gains on our merchandise trusts, deferred revenues include deferred revenues from pre-need sales that were entered into by entities prior to the Partnership’s acquisition of those entities or the assets of those entities. The Partnership provides for a profit margin for these deferred revenues to account for the projected future costs of delivering products and providing services on pre-need contracts that the Partnership acquired through acquisition. These revenues and their associated costs are recognized when the related merchandise is delivered or services are performed and are presented on a gross basis on the consolidated statements of operations.

Income Taxes

The Partnership is not subject to U.S. federal and most state income taxes. The partners of the Partnership are liable for income tax in regard to their distributive share of the Partnership’s taxable income. Such taxable income may vary substantially from net income reported in the accompanying consolidated financial statements. Certain corporate subsidiaries are subject to federal and state income tax. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Partnership records a valuation allowance against its deferred tax assets if it deems that it is more likely than not that some portion or all of the recorded deferred tax assets will not be realizable in future periods.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the "Tax Act") was signed into law. The Tax Act made broad and complex changes to the U.S. tax code by, among other things, reducing the federal corporate income tax rate, creating a new limitation on deductible interest expense, creating bonus depreciation that will allow for full expensing on qualified property, changing the lives of post-2017 net operating loss carryovers and imposing limitations on deductibility of certain executive compensation.

Net Loss per Common Unit

Basic net income (loss) attributable to common limited partners per unit is computed by dividing net income (loss) attributable to common limited partners, which is determined after the deduction of the general partner’s interest, by the weighted average number of common limited partner units outstanding during the period. Net income (loss) attributable to common limited partners is determined by deducting net income (loss) attributable to participating securities, if applicable, and net income (loss) attributable to the general partner’s units. The general partner’s interest in net income (loss) is calculated on a quarterly basis based upon its units and incentive distributions to be distributed for the quarter, with a priority allocation of net income to the general partner’s incentive distributions, if any, in accordance with the partnership agreement, and the remaining net income (loss) allocated with respect to the general partner’s and limited partners’ ownership interests.

The Partnership presents net income (loss) per unit under the two-class method for master limited partnerships, which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the two-class method. The two-class method considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period. If distributions are contractually limited to the incentive distribution rights’ share of currently designated available cash for distributions as defined under the partnership agreement, undistributed earnings in excess of available cash should not be allocated to the incentive distribution rights. Under the two-class method, management of the Partnership believes the partnership agreement contractually limits cash distributions to available cash; therefore, undistributed earnings in excess of available cash are not allocated to the incentive distribution rights.

The following is a reconciliation of net income (loss) allocated to the common limited partners for purposes of calculating net income (loss) attributable to common limited partners per unit (in thousands):

	Years Ended December 31,
	2018	2017
Net loss	$(72,699)	$(75,158)
Less: Incentive distribution right (“IDR”) payments to general partner	—	—
Net loss to allocate to general and limited partners	(72,699)	(75,158)
General partner’s interest excluding IDRs	(757)	(782)
Net loss attributable to common limited partners	$(71,942)	$(74,376)

Diluted net income (loss) attributable to common limited partners per unit is calculated by dividing net income (loss) attributable to common limited partners, less income allocable to participating securities, by the sum of the weighted average number of common limited partner units outstanding and the dilutive effect of unit awards, as calculated by the treasury stock or if converted methods, as applicable. These awards consist of common units that are contingently issuable upon the satisfaction of certain vesting conditions and common units issuable upon the exercise of certain unit appreciation rights awards under the terms of the Partnership’s long-term incentive plans (see Note 13).

The following table sets forth the reconciliation of the Partnership’s weighted average number of common limited partner units used to compute basic net income (loss) attributable to common limited partners per unit with those used to compute diluted net income (loss) attributable to common limited partners per unit (in thousands):

	Years Ended December 31,
	2018	2017
Weighted average number of common limited partner units—basic	37,959	37,948
Add effect of dilutive incentive awards (1)	—	—
Weighted average number of common limited partner units—diluted	37,959	37,948

(1)

The diluted weighted average number of limited partners’ units outstanding presented on the consolidated statement of operations does not include 1,333,572 units and 289,937 units for the years ended December 31, 2018 and 2017, respectively, as their effects would be anti-dilutive.

Recently Issued Accounting Standard Updates - Adopted in the Current Period

Revenue

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014-09 outlines a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In addition, these updates enhance the disclosure requirements relating to revenue recognition and related cash flows. Additionally, the new revenue standard (“ASC 606”) requires the deferral of incremental direct selling costs to the period in which the related revenue is recognized. ASC 606, the new revenue standard, was effective for annual reporting periods (including interim reporting periods within those periods) beginning January 1, 2018.

The Partnership adopted the new revenue standard as of January 1, 2018 using the modified retrospective method and applying the new standard to all contracts with customers. Therefore, the comparative financial information has not been restated and continues to be reported under the accounting standards in effect that period. The Partnership elected to aggregate the effects of all contract modifications that occurred prior to the date of adoption when (i) identifying the satisfied and unsatisfied performance obligations, (ii) determining the transaction price and (iii) allocating the transaction price to the satisfied and unsatisfied performance obligations, rather than retrospectively restating the contracts for those modifications.

The new revenue standard, as amended, requires that we recognize revenue in the amount to which we expect to be entitled for delivery of promised goods and services to our customers. The new revenue standard also resulted in enhanced revenue-related disclosures, including any significant judgments and changes in judgments. Additionally, the new revenue standard requires the deferral of incremental direct selling costs to the period in which the related revenue is recognized.

The standard primarily impacts the manner in which we recognize (a) certain nonrefundable up-front fees and (b) incremental costs to acquire pre-need and at-need contracts (i.e., selling costs). The nonrefundable fees will be deferred and recognized as revenue when the underlying goods and services are delivered to the customer. The incremental direct selling costs will be deferred and recognized by specific identification upon the delivery of the underlying goods and services. The Partnership recorded a total net impact of $28.1 million decrease to the opening balance sheet of partners’ capital which was comprised of the adjustment to deferred revenue, the adjustment to deferred selling expense, establishment of the refund liability and the corresponding tax impact. Further, under the new revenue standard, the amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts may only be recognized to the extent that control has transferred to the customer for interments, merchandise or services for which the Partnership has not collected cash. Accordingly, we reclassified approximately $11.4 million of accounts receivable, net of allowance and $14.1 million of long-term receivables, net of allowance for a total of $25.5 million for unfulfilled performance obligations on cancelable preneed contracts to deferred revenue, net. As a result of adoption of the new revenue standard, we have also eliminated our previous cancellation reserve on these performance obligations in the amount of $12.9 million, which resulted in an increase in deferred revenue and accounts receivable.

As noted above, due to the adoption of ASC 606, the Partnership recorded a $6.4 million decrease to the opening balance of partners’ capital primarily related to the timing of the recognition of nonrefundable upfront fees partially offset by an increase to the opening balance of partners’ capital due to the timing of revenue recognition for interment rights which are now recognized when the property is available for use by the customer.

The Partnership recorded an $18.6 million decrease to the opening balance of partners’ capital due to the write-down of certain recoverable selling and obtaining costs that were determined not to be incremental costs to acquire under ASC 606.

In addition, the Partnership established a $2.1 million reserve representing the fair value of the refund obligation that may arise due to state law provisions that include a guarantee of customer funds collected on unfulfilled performance obligations and maintained in trust, which may be refundable due to the exercise of customer cancellation rights. As a result, the Partnership recorded a $3.5 million decrease to the opening balance of partners’ capital and an increase in Other Long-Term Liabilities.

Additionally, the Partnership recognized a tax benefit of $0.4 million as a result of adoption, which was an increase to the opening balance of partners’ capital.

The information presented for the period prior to January 1, 2018 has not been restated and is reported under FASB ASC 605.

The cumulative effect of adopting the new revenue standard impacted the Partnership’s consolidated January 1, 2018 balance sheet as follows (in thousands):

Balance Sheet	Balance as of December 31, 2017	Impact of Adoption of FASB ASC 606	Balance as of January 1, 2018
Assets
Current Assets:
Cash and cash equivalents	$6,821	$-	$6,821
Accounts receivable, net of allowance	79,116	(6,122)	72,994
Prepaid expenses	4,580	-	4,580
Assets held for sale	1,016	-	1,016
Other current assets	21,453	-	21,453
Total current assets	112,986	(6,122)	106,864

Long-term accounts receivable - net of allowance	105,935	(6,527)	99,408
Cemetery property	333,404	(2,020)	331,384
Property and equipment, net of accumulated depreciation	114,090	-	114,090
Merchandise trusts, restricted, at fair value	515,456	-	515,456
Perpetual care trusts, restricted, at fair value	339,928	-	339,928
Deferred selling and obtaining costs	126,398	(18,557)	107,841
Deferred tax assets	84	7	91
Goodwill	24,862	-	24,862
Intangible assets	63,244	-	63,244
Other assets	19,695	-	19,695
Total assets	$1,756,082	$(33,219)	$1,722,863
Liabilities and partners' capital
Current liabilities
Accounts payable and accrued liabilities	$43,023	$1,329	$44,352
Accrued interest	1,781	-	1,781
Current portion, long-term debt	1,002	-	1,002
Total current liabilities	45,806	1,329	47,135
Long-term debt, net of deferred financing costs	317,693	-	317,693
Deferred revenues, net	912,626	(9,558)	903,068
Deferred tax liabilities	9,638	(367)	9,271
Perpetual care trust corpus	339,928	-	339,928
Other long term liabilities	38,695	3,474	42,169
Total liabilities	1,664,386	(5,122)	1,659,264

Partners' capital
General partner	(2,959)	(292)	(3,251)
Common partner	94,655	(27,805)	66,850
Total partners' equity	91,696	(28,097)	63,599

Total liabilities and partners' equity	$1,756,082	$(33,219)	$1,722,863

In accordance with FASB ASC 606 under the modified retrospective approach, the Partnership is required to disclose the impact of the new revenue standard by comparing the results of the current reporting period under FASB ASC 605. The impact of adopting ASC 606 on the Partnership’s condensed consolidated statement of operations for the year ended December 31, 2018 is as follows:

	Year Ended December 31, 2018
Statement of Operations	As Reported Under FASB ASC 606	Balances if Reported Under FASB ASC 605	Impact of Adoption
Revenues:
Cemetery:
Interments	$76,902	$69,111	$7,791
Merchandise	75,412	69,578	5,834
Services	67,278	68,642	(1,364)
Investment and other	42,343	53,787	(11,444)
Funeral home:	-
Merchandise	25,652	25,540	112
Services	28,539	28,998	(459)
Total revenues	$316,126	$315,656	$470

Costs and Expenses:
Cost of goods sold	$54,647	$55,934	$(1,287)
Cemetery expenses	78,708	78,708	-
Selling expense	62,538	60,763	1,775
General and administrative expense	43,081	42,720	361
Corporate overhead	53,281	53,281	-
Depreciation and amortization	11,736	11,736	-
Funeral home expenses:	-
Merchandise	6,579	6,579	-
Services	22,159	22,201	(42)
Other	15,787	15,755	32
Total costs and expenses	$348,516	$347,677	$839
Gain on acquisitions and divestitures	$691	$691
Other losses, net	(12,195)	(12,195)	-
Interest expense	(30,602)	(30,602)	-
Loss before income taxes	(74,496)	(74,127)	(369)
Income tax benefit (expense)	1,797	1,314	483
Net loss	$(72,699)	$(72,813)	$114

The impact of the adoption on the December 31, 2018 balance sheet was not material. The cumulative impact of the adoption on the statement of cash flows only impacted certain line items in cash flows from operating activities. Total net cash provided by operating activities did not change as a result of the adoption. The decreased net loss of $0.1 million for the year ended December 31, 2018, respectively, was offset by changes in costs of lots sold, provision for bad debt, and changes in the balances of accounts receivable, deferred selling and obtaining cost, deferred revenues and deferred taxes, net.

Financial Instruments

In the first quarter of 2016, the FASB issued Update No. 2016-01, Financial Instruments (Subtopic 825-10) (“ASU 2016-01”). The core principle of ASU 2016-01 is that all equity investments should be measured at fair value with changes in the fair value recognized through operations. The amendment was effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application was not permitted for the key aspects of the amendment. The adoption of ASU 2016-01 on January 1, 2018 did not have a material impact on the Partnership's financial position, results of operations and related disclosures. These changes in fair value will be offset by a corresponding change in deferred merchandise trust gains (losses) within "Deferred revenues, net" and in "Perpetual care trust corpus" on the Partnership's condensed consolidated balance sheet.

In the first quarter of 2018, the FASB issued Update No. 2018-03, Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2018-03"). The amendments clarify certain aspects of the guidance in Update 2016-01. The adoption of ASU 2018-03 on January 1, 2018 did not have a material impact on the Partnership's financial position, results of operations and related disclosures.

Cash Flows

In the third quarter of 2016, the FASB issued Update No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15"). The core principle of ASU 2016-15 is to provide cash flow statement classification guidance. The amendment was effective for annual reporting periods beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this standard on January 1, 2018 did not have a material impact on the Partnership’s financial position, results of operations and related disclosures.

In the fourth quarter of 2016, the FASB issued Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). The core principle of ASU 2016-18 is to provide guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows. The amendment was effective for annual reporting periods beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this standard on January 1, 2018 did not have a material impact on the Partnership's financial position, results of operations and related disclosures.

Business Combinations

In the first quarter of 2017, the FASB issued Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments were effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The adoption of this standard on January 1, 2018 did not have a material impact on the Partnership’s financial position, results of operations and related disclosures.

Income Taxes

In the first quarter of 2018, the FASB issued Update No. 2018-05, Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018-05”). The amendments in this update added various SEC paragraphs pursuant to the issuance of SEC Staff Accounting Bulletin No. 118. The amendment was effective upon issuance. The adoption of ASU 2018-05 on January 1, 2018, did not have a material impact on the Partnership’s financial position, results of operations and related disclosures.

Recently Issued Accounting Standard Updates - Not Yet Effective as of December 31, 2018

Presentation

In August 2018, the Securities and Exchange Commission ("SEC") adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of shareholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of shareholders’ equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. The final rule was effective on November 5, 2018, as such, the Partnership plans to use the new presentation of a condensed consolidated statement of shareholders' equity within its interim financial statements beginning in its Form 10-Q for the quarter ending March 31, 2019. Other than the new presentation, the Partnership does not anticipate any material impact to its consolidated financial statements and related disclosures upon adoption.

Leases

In the first quarter of 2016, the FASB issued Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). The core principle of ASU 2016-02 is that all leases create an asset and a liability for lessees and recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases or disclosure of key information about leasing arrangements. In addition, the new standard offers specific accounting guidance for a lessee, a lessor, and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. This new standard will be effective for the Partnership on January 1, 2019.

In the first quarter of 2018, the FASB issued Update No. 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842 (“ASU 2018-01”). The amendments in this update provide an optional transition practical expedient to not evaluate under Topic 842 existing or expired land easements that were not previously accounted for as leases under Topic 840, Leases. An entity that elects the practical expedient must evaluate new or modified land easements under Topic 842 beginning at the date that the entity adopts Topic 842. An entity that does not elect this practical expedient must evaluate all existing or expired land easements in connection with the adoption of the new lease requirements in Topic 842 to assess whether they meet the definition of a lease. The amendments in this Update affect the amendments in Update 2016-02, which are not yet effective but may be early adopted. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements in Update 2016-02. An entity that early adopted Topic 842 should apply the amendments in this Update upon issuance.

In July 2018, the FASB issued Update No. 2018-10 Codification Improvements to Topic 842, Leases (“ASU 2018-10”) and issued Update No. 2018-11 Leases (Topic 842) Targeted Improvements (“ASU 2018-11”). ASU 2018-10 provides certain amendments that affect narrow aspects of the guidance issued in ASU 2016-02. ASU 2018-11 provides companies an option to apply the transition provisions of ASU 2016-02 at its adoption date instead of at the earliest comparative period presented in its financial statements and to provide lessors with a practical expedient to reduce the cost and complexity of implementing ASU 2016-02.

ASU 2016-02 provides for certain practical expedients when adopting the guidance. The Partnership plans to elect the package of practical expedients allowing the Partnership to not reassess whether any expired or existing contracts are, or contain, leases, the lease classification for any expired or existing leases or initial direct costs for any expired or existing leases. The Partnership does not plan to apply the hindsight practical expedient allowing the Partnership to use hindsight when determining the lease term (i.e., evaluating the Partnership’s option to renew or terminate the lease or to purchase the underlying asset) and assessing impairment of expired or existing leases. The Partnership plans to apply the land easements practical expedient allowing the Partnership to not assess whether any expired or existing land easements are, or contain, leases if they were not previously accounted for as leases under the existing leasing guidance. Instead, the Partnership will continue to apply its existing accounting policies to historical land easements. The Partnership elects to apply the short-term lease exception; therefore, the Partnership will not record a right-of-use asset or corresponding lease liability for leases with a term of twelve months or less and instead recognize a single lease cost allocated over the lease term, generally on a straight-line basis. The Partnership plans to elect the practical expedient to not separate lease components from non-lease components and instead account for both as a single lease component for all asset classes.

The Partnership plans to adopt this guidance in the first quarter of 2019 using the optional transition method. Consequently, the Partnership's reporting for the comparative periods presented in the consolidated financial statements will continue to be in accordance with ASC Topic 840, Leases. The Partnership has reviewed its existing leases and has begun the implementation of a lease module that interfaces with our current general ledger system.  This module will serve as our lease repository and ensure completeness of our lease population.  The Partnership is completing our valuation of the right of use asset and lease liability based on the present value of the lease payments. The adoption of this guidance will result in the addition of right-of-use assets and corresponding lease obligations to the consolidated balance sheet and will not have a material impact on the Partnership’s results of operations or cash flows.

Credit Losses

In the second quarter of 2016, the FASB issued Update No. 2016-13, Credit Losses (Topic 326) ("ASU 2016-13"). The core principle of ASU 2016-13 is that all assets measured at amortized cost basis should be presented at the net amount expected to be collected using historical experience, current conditions and reasonable and supportable forecasts as a basis for credit loss estimates, instead of the probable initial recognition threshold used under current GAAP. The amendment is effective for annual reporting periods beginning after December 15, 2019. Early application is permitted. The Partnership plans to adopt the requirements of ASU 2016-13 upon its effective date of January 1, 2020, and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.

Scenario Previously Reported [Member]
GENERAL
1.	GENERAL

Nature of Operations

StoneMor Partners L.P. (the "Partnership") is a provider of funeral and cemetery products and services in the death care industry in the United States. As of December 31, 2018, the Partnership operated 322 cemeteries in 27 states and Puerto Rico, of which 291 were owned and 31 were operated under lease, management or operating agreements. The Partnership also owned and operated 90 funeral homes, including 42 located on the grounds of cemetery properties that we own, in 17 states and Puerto Rico.

Basis of Presentation

The consolidated financial statements included in this Annual Report on Form 10-K have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Principles of Consolidation

The consolidated financial statements include the accounts of each of the Partnership’s 100% owned subsidiaries. These statements also include the accounts of the merchandise and perpetual care trusts in which the Partnership has a variable interest and is the primary beneficiary. The Partnership operates 31 cemeteries under long-term lease, operating or management agreements. The operations of 16 of these managed cemeteries have been consolidated.

The Partnership operates 15 cemeteries under long-term leases and other agreements that do not qualify as acquisitions for accounting purposes. As a result, the Partnership did not consolidate all of the existing assets and liabilities related to these cemeteries. The Partnership has consolidated the existing assets and liabilities of the merchandise and perpetual care trusts associated with these cemeteries as variable interest entities since the Partnership controls and receives the benefits and absorbs any losses from operating these trusts. Under the long-term leases, and other agreements associated with these properties, which are subject to certain termination provisions, the Partnership is the exclusive operator of these cemeteries and earns revenues related to sales of merchandise, services and interment rights, and incurs expenses related to such sales, including the maintenance and upkeep of these cemeteries. Upon termination of these agreements, the Partnership will retain all of the benefits and related contractual obligations incurred from sales generated during the agreement period. The Partnership has also recognized the existing customer contract-related performance obligations that it assumed as part of these agreements.

Total revenues derived from the cemeteries under these agreements totaled approximately $52.3 million and $59.0 million for the years ended December 31, 2018 and 2017, respectively.

Reclassifications and Adjustments to Prior Period Financial Statements

Certain reclassifications have been made to prior period amounts to conform to the current period financial statement presentation  in the consolidated results of operations, primarily to present interment rights separately from merchandise revenues and to reclassify items that were previously recorded in Merchandise Revenues that represented the installation of certain merchandise items which are now presented in Services.  There was no effect on the previously reported consolidated results of operations, consolidated financial position or cash flows, except as described below under "Recently Issued Accounting Standard Updates - Adopted in the Current Period."

Merger and Reorganization Agreement

On September 27, 2018, the Partnership, StoneMor GP LLC, a Delaware limited liability company and the general partner of the Partnership (“GP”), StoneMor GP Holdings LLC, a Delaware limited liability company and the sole member of GP (“GP Holdings”), and Hans Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of GP (“Merger Sub”), entered into a Merger and Reorganization Agreement (the “Merger Agreement”) pursuant to which, among other things, GP will convert from a Delaware limited liability company into a Delaware corporation to be named StoneMor Inc. (the “Company” when referring to StoneMor Inc. subsequent to such conversion), the Partnership will become a wholly owned subsidiary of the Company and the unitholders of the Partnership will become stockholders in the Company.

Upon the terms and subject to the conditions set forth in the Merger Agreement, GP Holdings shall contribute the 2,332,878 common units representing limited partner interests in the Partnership (the “Common Units”) owned by it (the “GP Holdings’ Common Units”) to GP and immediately following receipt thereof, GP shall contribute the GP Holdings’ Common Units to StoneMor LP Holdings, LLC, a Delaware limited liability company and wholly owned subsidiary of GP (“LP Sub”) and LP Sub shall be admitted as a limited partner of the Partnership; (ii) GP shall convert into the Company (the “Conversion”) and all of the limited liability company interests of GP held by GP Holdings prior to the Conversion shall be canceled; (iii) as part of the Conversion and before giving effect to the Merger (as defined below), GP Holdings will be the sole stockholder of StoneMor Inc. and, as consideration for the Conversion and the Merger, will receive 2,332,878 shares of common stock, par value $0.01 per share, of StoneMor Inc. (the “Company Shares”) (subject to adjustment as provided in the Merger Agreement) with respect to the 2,332,878 Common Units held by LP Sub immediately prior to the Conversion, and 2,950,000 Company Shares (the “General Partner Shares”) (also subject to adjustment as provided in the Merger Agreement) with respect to the 1.04% general partner interest, the incentive distribution rights and the governance and all other economic and other rights associated with the general partner interest held indirectly by GP Holdings through the GP immediately prior to the Conversion.

Pursuant to the Merger Agreement, (i) any then outstanding awards of phantom units granted to a member of the GP Board under the StoneMor Partners L.P. Long-Term Incentive Plan(as amended April 19, 2010) (the “2004 Partnership Equity Plan”), (ii) any then outstanding award of Phantom Units granted to a member of the GP Board under the StoneMor Partners L.P. 2014 Long-Term Incentive Plan (the “2014 Partnership Equity Plan”), which was also renamed the StoneMor Amended and Restated 2018 Long-Term Incentive Plan (the “Restated Plan”), (iii) any then outstanding award of Phantom Units that is not a 2004 Director Deferred Phantom Unit Award or a 2014 Director Deferred Phantom Unit Award granted under either the 2004 Partnership Equity Plan or the 2014 Partnership Equity Plan (a “Phantom Award”), (iv) any then outstanding award of restricted units (“Restricted Units”) granted under the 2014 Partnership Equity Plan, (v) any then outstanding award of unit appreciation rights (“UARs”) granted under the 2004 Partnership Equity Plan (a “UAR Award”) shall, without any required action on the part of the holder thereof, be assumed by the Company and converted into an award denominated in Company Shares.

At the Effective Time, Merger Sub shall be merged with and into the Partnership (the “Merger”), with the Partnership surviving and with the Company as its sole general partner and LP Sub as its sole holder of Common Units and each outstanding Common Unit, including certain phantom units granted to members of the GP Board under the 2004 Partnership Equity Plan but excluding any Common Units held by LP Sub, being converted into the right to receive one Company Share. All of the limited liability company interests in Merger Sub outstanding immediately prior to the Effective Time shall be converted into and become limited partner interests in the surviving entity. Following the Effective Time, the general partnership interests in the Partnership issued and outstanding immediately prior to the Effective Time shall remain outstanding and unchanged subject to such changes as are set forth in the Second Amended and Restated Agreement of Limited Partnership of the Partnership, dated as of September 9, 2008, as amended as of November 3, 2017 (the “LPA”), and the Company shall continue to be the sole general partner of the Partnership.

Per the terms of the Merger Agreement each Party shall bear its own expenses, costs and fees (including attorneys’, auditors’ and financing fees, if any) in connection with the preparation and delivery of the Merger Agreement and compliance therewith, whether or not the transactions contemplated by the Merger Agreement are effected. The Partnership has incurred $2.1 million in legal and other expenses for the transactions contemplated by the Merger Agreement through December 31, 2018.

Uses and Sources of Liquidity

The Partnership’s primary sources of liquidity are cash generated from operations and borrowings under its revolving credit facility. As a master limited partnership (“MLP”), the Partnership's primary cash requirements, in addition to normal operating expenses, are for capital expenditures, net contributions to the merchandise and perpetual care trust funds, debt service and cash distributions. In general, as part of its operating strategy, the Partnership expects to fund:

•	working capital deficits through cash generated from operations, additional borrowings, and sales of underperforming properties;
•

expansion capital expenditures, net contributions to the merchandise and perpetual care trust funds and debt service obligations through available cash, cash generated from operations, additional borrowings or asset sales. Amounts contributed to the merchandise trust funds will be withdrawn at the time of the delivery of the product or service sold to which the contribution relates (see "Summary of Significant Accounting Policies" section below regarding revenue recognition), which will reduce the amount of additional borrowings or asset sales needed; and

•

any cash distributions the Partnership is permitted and determines to pay in accordance with its partnership agreement and maintenance capital expenditures through available cash and cash flows from operating activities.

While the Partnership relies heavily on its cash flows from operating activities and borrowings under its credit facility to execute its operational strategy and meet its financial commitments and other short-term financial needs, the Partnership cannot be certain that sufficient capital will be generated through operations or available to the Partnership to the extent required and on acceptable terms. Moreover, although the Partnership's cash flows from operating activities have been positive, the Partnership has experienced negative financial trends which, when considered in the aggregate, raise substantial doubt about the Partnership’s ability to continue as a going concern. These negative financial trends include:

•

the Partnership has continued to incur net losses for the years ended December 31, 2018 and 2017 and has an accumulated deficit as of December 31, 2018,  due to an increased competitive environment, an increase in professional fees and compliance costs and an increase in consulting fees associated with the Partnership's adoption  and implementation of the Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers incurred in the year ended December 31, 2018 and 2017;

•

decline in billings coupled with the increase in professional, compliance and consulting expenses, tightened the Partnership's liquidity position and increased reliance on long-term financial obligations, which, in turn, eliminated  the Partnership's ability to pay distributions;

•

the Partnership's failure to comply with certain debt covenants required by the Partnership’s credit facility due to the Partnership's inability to complete a timely filing of its Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q, as well as exceeding of the maximum consolidated leverage ratio financial covenant for the quarters ended December 31, 2017 and March 31, 2018, exceeding the maximum consolidated secured net leverage ratio financial covenant for the  periods ended June 30, 2018, September 30, 2018 and December 31, 2018 and not being able to achieve the minimum consolidated fixed charge coverage ratio for the periods ended June 30, 2018, September 30, 2018 and December 31, 2018.  As further disclosed in the credit facility subsection in Note 10 Long-Term Debt, these failures constituted defaults that the Partnership's lenders agreed to waive; and

•

the provision  for ticking fees assessed on the amount of outstanding loans made under the Tranche A Revolving Credit Facility (the “Tranche A Revolving Loans”) and payable to the Tranche A Revolving Lenders (i) in-kind, by increasing the outstanding principal amount of such Lender’s Tranche A Revolving Loans (“PIK”) or (ii) in cash in the following amounts and on the following dates:

•	3.00% on July 1, 2019, of which (x) 2.00% shall PIK and (y) 1.00% shall be payable in cash, unless Required Lenders agree to PIK;

•	1.00% on August 1, 2019, payable in cash, unless the Required Lenders agree to PIK;

•	1.00% on September 1, 2019, payable in cash, unless the Required Lenders agree to PIK; and

•	1.00% on October 1, 2019, PIK;

During 2018 and to date in 2019, the Partnership has implemented (and will continue to implement) various actions to improve profitability and cash flows to fund operations. A summary of these actions is as follows:

•

continue to manage recurring operating expenses and seek to limit non-recurring operating expenses over the next twelve-month period, which includes the January 2019 Restructuring actions as further discussed in Note 19 Subsequent Events;

•

the Partnership engaged a financial advisor to advise the Partnership in the arrangement of the refinancing in full of the obligations with respect to the Tranche A Revolving Credit Facility including debt and equity financing vehicles, however, at this time the Partnership has no commitments to obtain any additional funds, and there can be no such assurance such funds will be available on acceptable terms or at all;

•	complete sales of certain assets and businesses to provide supplemental liquidity; and
•

for the reasons disclosed above, the Partnership was not in compliance with certain of its amended credit facility covenants as of December 31, 2017, March 31, 2018, June 30, 2018, September 30, 2018 and December 31, 2018. These failures constituted defaults that the lenders agreed to waive pursuant to the Sixth Amendment and Waiver, the Seventh Amendment and Waiver and the Eighth Amendment and Waiver to the Partnership's credit facility on June 12, 2018, July 13, 2018 and February 4, 2019, respectively, as disclosed in the credit facility subsection in Note 10 Long-Term Debt and in Note 19 Subsequent Events. Moreover, based on the Partnership's forecasted operating performance, cash flows and projected plans to file financial statements on a timely basis consistent with the debt covenants, the Partnership does not believe it is probable that the Partnership will further breach the covenants under its amended credit facility for the next twelve-month period. However, there is no certainty that the Partnership's actual operating performance and cash flows will not be substantially different from forecasted results, and no certainty the Partnership will not need further amendments to its credit facility in the future. Factors that could impact the significant assumptions used by the Partnership in assessing its ability to satisfy its financial covenants include the following:

•	operating performance not meeting reasonably expected forecasts;
•	failing to generate profitable sales;
•	investments in the Partnership's trust funds experiencing significant declines due to factors outside its control;
•	being unable to compete successfully with other cemeteries and funeral homes in the Partnership's markets;
•	the number of deaths in the Partnership's markets declining; and
•	the mix of funeral and cemetery revenues between burials and cremations.

If the Partnership's planned and implemented actions are not completed  and cash savings realized and the Partnership fails to improve its operating performance and cash flows, or the Partnership is not able to comply with the covenants under its amended credit facility, the Partnership may be forced to limit its business activities, implement further modifications to its operations, further amend its credit facility and/or seek other sources of capital, and the Partnership may be unable to continue as a going concern. Additionally, a failure to generate additional liquidity could negatively impact the Partnership's access to inventory or services that are important to the operation of the Partnership's business. Given the Partnership's level of cash and cash equivalents, to preserve capital resources and liquidity, the Board of Directors of the General Partner concluded that it was not in the best interest of unitholders to pay distributions to unitholders after the first quarter of 2017. In addition, the Partnership's revolving credit facility prohibits the Partnership from making distributions to unitholders. Any of these events may have a material adverse effect on the Partnership's results of operations and financial condition. The ability of the Partnership to meets its obligations at December 31, 2018, and to continue as a going concern is dependent upon achieving the action plans noted above.  The consolidated financial statements for the year ended December 31, 2018 were prepared on the basis of a going concern which contemplates that the Partnership will be able to realize assets and discharge liabilities in the normal course of business.  Accordingly, they do not give effect to adjustments, if any, that would be necessary should the Partnership be required to liquidate its assets.  The ability of the Partnership to meet its obligations at December 31, 2018, and to continue as a going concern is dependent upon the availability of a refinancing in full of the obligations with respect to the Tranche A Revolving Credit Facility, continued ability to manage expenses and increased sales.  As such, the consolidated financial statements included in this Annual Report on Form 10-K do not include any adjustments that might result from the outcome of these uncertainties.

Summary of Significant Accounting Policies

Use of Estimates

The preparation of the Partnership’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as the reported amounts of revenue and expense during the reporting periods. The Partnership’s consolidated financial statements are based on a number of significant estimates, including revenue and expense accruals, depreciation and amortization, merchandise trust and perpetual care trust asset valuation, allowance for cancellations, unit-based compensation, deferred revenues, deferred merchandise trust investment earnings, deferred selling and obtaining costs, assets and liabilities obtained through business combinations, income taxes, hurricane-related losses and goodwill including any interim assessment for impairment. As a result, actual results could differ from those estimates.

Revenues

The Partnership's revenues are derived from contracts with customers through sale and delivery of death care products and services. Primary sources of revenue are derived from (1) cemetery and funeral home operations generated both at the time of death (“at-need”) and prior to the time of death (“pre-need”), classified on the Statements of Operations as Interments, Merchandise and Services and (2) investment income which includes income earned on assets maintained in perpetual care and merchandise trusts related to sales of cemetery and funeral home merchandise and services occurring prior to the time of death and required to be maintained in the trust by state law as well as interest earned on pre-need installment contracts.  Investment income is presented within Investment and other for Cemetery revenue and Services for Funeral home revenue

Cemetery and Funeral Home Operations

Revenue is measured based on the consideration specified in a contract with a customer, and is net of any sales incentives and amounts collected on behalf of third parties. Pre-need contracts are price guaranteed, providing for future merchandise and services at prices prevailing when the agreements are signed. The Partnership recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer.

Sales taxes assessed by a governmental authority are excluded from revenue.

Any shipping and handling costs that are incurred after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of goods sold.

Investment income is earned on certain payments received from the customer on pre-need contracts, which are required by law to be deposited into the merchandise and service trusts. Amounts are withdrawn from the merchandise trusts when the Partnership fulfills the performance obligations. Earnings on these trust funds, which are specifically identifiable for each performance obligation, are also included in total transaction price. Pre-need contracts are generally subject to financing arrangements on an installment basis, with a contractual term not to exceed 60 months. Interest income is recognized utilizing the effective interest method. For those contracts that do not bear a market rate of interest, the Partnership imputes such interest based upon the prime rate at the time of origination plus 375 basis points in order to segregate the principal and interest component of the total contract value.  The Partnership has elected to not adjust the transaction price for the effects of a significant financing component for contracts that have payment terms under one year.

At the time of a non-cancellable pre-need sale, the Partnership records an account receivable in an amount equal to the total contract value less unearned finance income and any cash deposit paid. The revenue from both the sales and interest income from trusted funds are deferred until the merchandise is delivered or the services are performed. For a sale in a cancellable state, an account receivable is only recorded to the extent control has transferred to the customer for interment rights, merchandise or services for which the Partnership has not collected cash. The amounts collected from customers in states in which pre-need contracts are cancellable may be subject to refund provisions. The Partnership estimates the fair value of its refund obligation under such contracts on a quarterly basis and records such obligations within the other long-term liabilities line item on its Condensed Consolidated Balance Sheet.

Nature of Goods and Services

The following is a description of the principal activities, separated by reportable segments, from which the Partnership generates its revenue. As discussed more fully in Note 18 Segment Information, the Partnership operates two reportable segments: Cemetery Operations and Funeral Home Operations.

Cemetery Operations

The Cemetery Operations segment principally generates revenue from (1) providing rights to inter remains in a specific cemetery property inventory space such as burial lots and constructed mausoleum crypts (“Interments”), (2) sales of cemetery merchandise which includes markers (i.e., method of identifying a deceased person in a burial space, crypt or niche), base (i.e., the substrate upon which a marker is placed), vault (i.e., a container installed in the burial lot in which the casket is placed), caskets, cremation niches and other cemetery related items (“Merchandise”) and (3) service revenues, including opening and closing (“O&C”), a service of digging and refilling burial spaces to install the burial vault and place the casket into the vault, cremation services and fees for installation of cemetery merchandise (“Services”). Products and services may be sold separately or in packages. For packages, the Partnership accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services in a package based on their relative stand-alone selling prices.  The stand-alone selling price is determined by management based upon local market conditions and reasonable ranges for both merchandise and services which is the best estimate of the stand-alone price.  For items that are not sold separately (e.g., second interment rights), the Partnership estimates stand-alone selling prices using the best estimate of market value. The Partnership estimated the stand-alone selling price using inputs such as average selling price and list price broken down by each geographic location. Additionally the Partnership considered typical sales promotions that could have impacted the stand-alone selling price estimates.

Interments revenue is recognized when control transfers, which is when the property is available for use by the customer. For pre-construction mausoleum contracts, the Partnership will only recognize revenue once the property is constructed and the customer has obtained substantially all of the remaining benefits of the property. Sales taxes collected are recognized on a net basis in our condensed consolidated financial statements.

Merchandise revenue and deferred investment earnings on merchandise trusts are recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse at no additional cost to the Partnership). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligation. The estimate of the refund obligation is reevaluated on a quarterly basis. In addition, we are entitled to retain, in certain jurisdictions, a portion of collected customer payments when a customer cancels a pre-need contract; these amounts are also recognized in revenue at the time the contract is cancelled.

Service revenue is recognized when the services are performed and the performance obligation is thereby satisfied.

The cost of goods sold related to merchandise and services reflects the actual cost of purchasing products and performing services and the value of cemetery property depleted through the recognized sales of interment rights. The costs related to the sales of lots and crypts are determined systematically using a specific identification method under which the total value of the underlying cemetery property and the lots available to be sold at the location are used to determine the cost per lot.

Funeral Home Operations

Our Funeral Home Operations segment principally generates revenue from (1) sales of funeral home merchandise which includes caskets and other funeral related items (“Merchandise”) and (2) service revenues, including services such as family consultation, the removal of and preparation of remains and the use of funeral home facilities for visitation and services of remembrance (“Services”). Our funeral home operations also include revenues related to the sale of term and whole life insurance on an agency basis, in which we earn a commission from the sales of these policies. Insurance commission revenue is reported within service revenues. Products and services may be sold separately or in packages. For packages, the Partnership accounts for individual products and services separately as they are distinct (i.e., the product or service is separately identifiable from other items in the package and the customer can benefit from it on its own or with other resources that are readily available to the customer). The consideration (including any discounts) is allocated among separate products and services based on their relative stand-alone selling prices. The relative stand-alone selling price is determined by management's best estimate of the stand-alone price based upon the list price at each location. Funeral Home Operations primarily generate revenues from at-need sales.

Merchandise revenue is recognized when a customer obtains control of the product. This usually occurs when the customer takes possession of the product (title has transferred to the customer and the merchandise is either installed or stored, at the direction of the customer, at the vendor’s warehouse or a third-party warehouse). The amount of revenue recognized is adjusted for expected refunds, which are estimated based on applicable law, general business practices and historical experience observed specific to the respective performance obligations. The estimate of the refund obligation is reevaluated on a quarterly basis.

Service revenue is recognized when the services are performed and the performance obligation is thereby satisfied.

Costs related to the delivery or performance of merchandise and services are charged to expense when merchandise is delivered or services are performed.

Deferred Selling and Obtaining Costs

The Partnership defers certain costs (i.e., commissions and bonuses) that are incremental to obtaining pre-need cemetery and funeral contracts. The Partnership calculates the deferred selling costs asset by dividing total deferred selling and obtaining expenses by total deferrable revenues and multiplying such percentage by the periodic change in gross deferred revenues. Such costs are recognized when the associated performance obligation is fulfilled based upon the net change in deferred revenues. All other selling costs are expensed as incurred. Additionally, the Partnership has elected the practical expedient of not recognizing incremental costs to obtain as incurred when the amortization period otherwise would have been one year or less.

As of December 31, 2018, we had $112.7 million in deferred incremental direct selling costs included in Deferred charges and other assets. These deferred costs are classified as long-term on our Condensed Consolidated Balance Sheet because the Partnership does not control the timing of the delivery of the merchandise or performance of the services as they are generally provided at the time of need. During the year ended December 31, 2018, the Partnership recognized $4.8 million from deferred incremental direct selling costs.

Cash and Cash Equivalents

The Partnership considers all highly liquid investments purchased with an original maturity of three months or less from the time they are acquired to be cash equivalents.

Accounts Receivable, Net of Allowance

The Partnership sells pre-need cemetery contracts whereby the customer enters into arrangements for future merchandise and services prior to the time of need. These sales are usually made using interest-bearing installment contracts not to exceed 60 months. The interest income is recorded as revenue when the interest amount is considered realizable and collectible, which typically coincides with cash payment. Interest income is not recognized until payments are collected in accordance with the contract. At the time of a pre-need sale, the Partnership records an account receivable in an amount equal to the total contract value less unearned finance income and any cash deposit paid, net of an estimated allowance for customer cancellations. The Partnership recognizes an allowance for cancellation of these receivables based upon its historical experience, which is recorded as a reduction in accounts receivable and a corresponding offset to deferred revenues. The Partnership recognizes an allowance for cancellation of receivables related to recognized contracts as an offset to revenue.

Management evaluates customer receivables for impairment based upon its historical experience, including the age of the receivables and the customers’ payment histories.

Assets Held for Sale

We classify our assets or entities as held for sale in the period in which all of the following criteria are met:

•	management, having the authority to approve the action, commits to a plan to sell the asset or entity;
•	the asset or entity is available for immediate sale in its present condition;
•	an active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•	the sale is probable and transfer is expected to be completed within one year;
•	the asset or entity is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
•	actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

When the disposals of an entity or components of an entity that are classified as held for sale represent a strategic shift that has, or will have, a major effect on an entity's operations and financial results, we account for such disposals as discontinued operations. Otherwise, when the held for sale criteria is met but the disposal does not meet the criteria to be treated as discontinued operations, the assets or disposal group are reclassified from the corresponding balance sheet line items to held for sale. Assets classified as held for sale are carried at the lower of cost or market, with any gain or loss recorded in "Other losses, net" in the condensed consolidated statement of operations.

The Partnership classified certain assets of two cemeteries and two funeral homes at December 31, 2018 and two cemeteries and three funeral homes at December 31, 2017 as held for sale. The contributions of revenues and earnings by these assets in 2018 and 2017 were not material. Assets held for sale consisted of the following at the date indicated (in thousands):

	2018	2017
Cemetery property	$350	$128
Buildings and improvements	407	718
Funeral home land	-	170
Assets held for sale	$757	$1,016

Cemetery Property

Cemetery property consists of developed and undeveloped cemetery land, constructed mausoleum crypts and lawn crypts and other cemetery property. Cemetery property is stated at cost or, upon acquisition of a business, at the fair value of the assets acquired.

Property and Equipment

Property and equipment is stated at cost or, upon acquisition of a business, at the fair value of the assets acquired and depreciated on a straight-line basis. Maintenance and repairs are charged to expense as incurred, whereas additions and major replacements are capitalized and depreciation is recorded over their estimated useful lives as follows:

Buildings and improvements	10 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	over the shorter of the term of the lease or the life of the asset

Merchandise Trusts

Pursuant to state law, a portion of the proceeds from pre-need sales of merchandise and services is put into trust (the "merchandise trust") until such time that the Partnership meets the requirements for releasing trust principal, which is generally delivery of merchandise or performance of services. All investment earnings generated by the assets in the merchandise trusts (including realized gains and losses) are deferred until the associated merchandise is delivered or the services are performed (see Note 7).

Perpetual Care Trusts

Pursuant to state law, a portion of the proceeds from the sale of cemetery property is required to be paid into perpetual care trusts. The perpetual care trust principal does not belong to the Partnership and must remain in this trust in perpetuity, while interest and dividends may be released and used to defray cemetery maintenance costs, which are expensed as incurred. The Partnership consolidates the trust into its financial statements because the trust is considered a variable interest entity for which the Partnership is the primary beneficiary. Earnings from the perpetual care trusts are recognized in current cemetery revenues (see Note 8).

Fair Value Measurements

The Partnership measures the available-for-sale securities held by its merchandise and perpetual care trusts at fair value on a recurring basis. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Partnership utilizes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;
•

Level 2—inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The categorization of the asset or liability within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. For additional disclosures for all of our available-for-sale securities, see Note 7 and Note 8.

Inventories

Inventories are classified within other current assets on the Partnership’s consolidated balance sheets and include cemetery and funeral home merchandise valued at the lower of cost or net realizable value. Cost is determined primarily on a specific identification basis using a first-in, first-out method. Inventories were approximately $7.5 million and $12.1 million at December 31, 2018 and 2017, respectively.  Refer to Note 3 Impairment and Other Losses, for further information regarding impairment of inventories.

Impairment of Long-Lived Assets

The Partnership monitors the recoverability of long-lived assets, including cemetery property, property and equipment and other assets, based on estimates using factors such as current market value, future asset utilization, business and regulatory climate and future undiscounted cash flows expected to result from the use of the related assets, at a location level. The Partnership’s policy is to evaluate an asset for impairment when events or circumstances indicate that a long-lived asset’s carrying value may not be recovered. An impairment charge is recorded to write-down the asset to its fair value if the sum of future undiscounted cash flows is less than the carrying value of the asset.

Other-Than-Temporary Impairment of Trust Assets

The Partnership determines whether or not the impairment of a fixed maturity debt security is other-than-temporary by evaluating each of the following:

•	Whether it is the Partnership’s intent to sell the security. If there is intent to sell, the impairment is considered to be other-than-temporary.
•

If there is no intent to sell, the Partnership evaluates if it is not more likely than not that it will be required to sell the debt security before its anticipated recovery. If the Partnership determines that it is more likely than not that it will be required to sell an impaired investment before its anticipated recovery, the impairment is considered to be other-than-temporary.

The Partnership further evaluates whether or not all assets in the trusts have other-than-temporary impairments based upon a number of criteria including the severity of the impairment, length of time a security has been in a loss position, changes in market conditions and concerns related to the specific issuer.

If an impairment is considered to be other-than-temporary, the cost basis of the security is adjusted downward to its fair value.

For assets held in the perpetual care trusts, any reduction in the cost basis due to an other-than-temporary impairment is offset with an equal and opposite reduction in the perpetual care trust corpus and has no impact on earnings.

For assets held in the merchandise trusts, any reduction in the cost basis due to an other-than-temporary impairment is recorded in deferred revenue.

Goodwill

The Partnership tests goodwill for impairment at least annually or if impairment indicators arise by comparing its reporting units’ estimated fair values to carrying values. Because quoted market prices for the reporting units are not available, the Partnership’s management must apply judgment in determining the estimated fair value of these reporting units.

The Partnership’s management uses all available information to make these fair value determinations, including the present values of expected future cash flows using discount rates commensurate with the risks involved in the Partnership’s assets and the available market data of the industry group. A key component of these fair value determinations is a reconciliation of the sum of the fair value calculations to the Partnership’s market capitalization. The observed market prices of individual trades of an entity’s equity securities (and thus its computed market capitalization) may not be representative of the fair value of the entity as a whole. Management will continue to evaluate goodwill at least annually, or more frequently if events or circumstances indicate that the carrying value of a reporting unit exceeds its fair value.

In the fourth quarter of 2017, the Partnership early adopted ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) which simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Instead, impairment is defined as the amount by which the carrying value of the reporting unit exceeds its fair value, up to the total amount of goodwill. Additionally, during the fourth quarter of 2018, we changed our annual goodwill impairment test date from December 31st to October 1st, which necessitated completing a test as of October 1, 2018 so that no more than 12 months elapsed between annual tests.

Intangible Assets

The Partnership has other acquired intangible assets, most of which have been recognized as a result of acquisitions and long-term lease, management and operating agreements. The Partnership amortizes these intangible assets over their estimated useful lives and periodically tests them for impairment.

Accounts Payable and Accrued Liabilities

The Partnership records liabilities for expenses incurred related to the current period in accounts payable and accrued liabilities on the Partnership’s consolidated balance sheets. At December 31, 2018 and 2017, accounts payable and accrued liabilities was comprised of accounts payable of $29.8 million and $18.5 million, respectively, accrued expenses of $21.7 million and $15.9 million, respectively, benefits and payroll liabilities of $6.9 million and $5.7 million, respectively, and tax liabilities of $3.1 million and $2.9 million, respectively. The $5.6 million increase in accrued expenses related to professional fee expenses.

Deferred Revenues

Revenues from the sale of services and merchandise as well as any investment income from the merchandise trusts is deferred until such time that the services are performed or the merchandise is delivered.

In addition to amounts deferred on new contracts and investment income and unrealized gains on our merchandise trusts, deferred revenues include deferred revenues from pre-need sales that were entered into by entities prior to the Partnership’s acquisition of those entities or the assets of those entities. The Partnership provides for a profit margin for these deferred revenues to account for the projected future costs of delivering products and providing services on pre-need contracts that the Partnership acquired through acquisition. These revenues and their associated costs are recognized when the related merchandise is delivered or services are performed and are presented on a gross basis on the consolidated statements of operations.

Income Taxes

The Partnership is not subject to U.S. federal and most state income taxes. The partners of the Partnership are liable for income tax in regard to their distributive share of the Partnership’s taxable income. Such taxable income may vary substantially from net income reported in the accompanying consolidated financial statements. Certain corporate subsidiaries are subject to federal and state income tax. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Partnership records a valuation allowance against its deferred tax assets if it deems that it is more likely than not that some portion or all of the recorded deferred tax assets will not be realizable in future periods.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the "Tax Act") was signed into law. The Tax Act made broad and complex changes to the U.S. tax code by, among other things, reducing the federal corporate income tax rate, creating a new limitation on deductible interest expense, creating bonus depreciation that will allow for full expensing on qualified property, changing the lives of post-2017 net operating loss carryovers and imposing limitations on deductibility of certain executive compensation.

Net Loss per Common Unit

Basic net income (loss) attributable to common limited partners per unit is computed by dividing net income (loss) attributable to common limited partners, which is determined after the deduction of the general partner’s interest, by the weighted average number of common limited partner units outstanding during the period. Net income (loss) attributable to common limited partners is determined by deducting net income (loss) attributable to participating securities, if applicable, and net income (loss) attributable to the general partner’s units. The general partner’s interest in net income (loss) is calculated on a quarterly basis based upon its units and incentive distributions to be distributed for the quarter, with a priority allocation of net income to the general partner’s incentive distributions, if any, in accordance with the partnership agreement, and the remaining net income (loss) allocated with respect to the general partner’s and limited partners’ ownership interests.

The Partnership presents net income (loss) per unit under the two-class method for master limited partnerships, which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the two-class method. The two-class method considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period. If distributions are contractually limited to the incentive distribution rights’ share of currently designated available cash for distributions as defined under the partnership agreement, undistributed earnings in excess of available cash should not be allocated to the incentive distribution rights. Under the two-class method, management of the Partnership believes the partnership agreement contractually limits cash distributions to available cash; therefore, undistributed earnings in excess of available cash are not allocated to the incentive distribution rights.

The following is a reconciliation of net income (loss) allocated to the common limited partners for purposes of calculating net income (loss) attributable to common limited partners per unit (in thousands):

	Years Ended December 31,
	2018	2017
Net loss	$(72,699)	$(75,158)
Less: Incentive distribution right (“IDR”) payments to general partner	—	—
Net loss to allocate to general and limited partners	(72,699)	(75,158)
General partner’s interest excluding IDRs	(757)	(782)
Net loss attributable to common limited partners	$(71,942)	$(74,376)

Diluted net income (loss) attributable to common limited partners per unit is calculated by dividing net income (loss) attributable to common limited partners, less income allocable to participating securities, by the sum of the weighted average number of common limited partner units outstanding and the dilutive effect of unit awards, as calculated by the treasury stock or if converted methods, as applicable. These awards consist of common units that are contingently issuable upon the satisfaction of certain vesting conditions and common units issuable upon the exercise of certain unit appreciation rights awards under the terms of the Partnership’s long-term incentive plans (see Note 13).

The following table sets forth the reconciliation of the Partnership’s weighted average number of common limited partner units used to compute basic net income (loss) attributable to common limited partners per unit with those used to compute diluted net income (loss) attributable to common limited partners per unit (in thousands):

	Years Ended December 31,
	2018	2017
Weighted average number of common limited partner units—basic	37,959	37,948
Add effect of dilutive incentive awards (1)	—	—
Weighted average number of common limited partner units—diluted	37,959	37,948

(1)

The diluted weighted average number of limited partners’ units outstanding presented on the consolidated statement of operations does not include 1,333,572 units and 289,937 units for the years ended December 31, 2018 and 2017, respectively, as their effects would be anti-dilutive.

Recently Issued Accounting Standard Updates - Adopted in the Current Period

Revenue

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014-09 outlines a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In addition, these updates enhance the disclosure requirements relating to revenue recognition and related cash flows. Additionally, the new revenue standard (“ASC 606”) requires the deferral of incremental direct selling costs to the period in which the related revenue is recognized. ASC 606, the new revenue standard, was effective for annual reporting periods (including interim reporting periods within those periods) beginning January 1, 2018.

The Partnership adopted the new revenue standard as of January 1, 2018 using the modified retrospective method and applying the new standard to all contracts with customers. Therefore, the comparative financial information has not been restated and continues to be reported under the accounting standards in effect that period. The Partnership elected to aggregate the effects of all contract modifications that occurred prior to the date of adoption when (i) identifying the satisfied and unsatisfied performance obligations, (ii) determining the transaction price and (iii) allocating the transaction price to the satisfied and unsatisfied performance obligations, rather than retrospectively restating the contracts for those modifications.

The new revenue standard, as amended, requires that we recognize revenue in the amount to which we expect to be entitled for delivery of promised goods and services to our customers. The new revenue standard also resulted in enhanced revenue-related disclosures, including any significant judgments and changes in judgments. Additionally, the new revenue standard requires the deferral of incremental direct selling costs to the period in which the related revenue is recognized.

The standard primarily impacts the manner in which we recognize (a) certain nonrefundable up-front fees and (b) incremental costs to acquire pre-need and at-need contracts (i.e., selling costs). The nonrefundable fees will be deferred and recognized as revenue when the underlying goods and services are delivered to the customer. The incremental direct selling costs will be deferred and recognized by specific identification upon the delivery of the underlying goods and services. The Partnership recorded a total net impact of $28.1 million decrease to the opening balance sheet of partners’ capital which was comprised of the adjustment to deferred revenue, the adjustment to deferred selling expense, establishment of the refund liability and the corresponding tax impact. Further, under the new revenue standard, the amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts may only be recognized to the extent that control has transferred to the customer for interments, merchandise or services for which the Partnership has not collected cash. Accordingly, we reclassified approximately $11.4 million of accounts receivable, net of allowance and $14.1 million of long-term receivables, net of allowance for a total of $25.5 million for unfulfilled performance obligations on cancelable preneed contracts to deferred revenue, net. As a result of adoption of the new revenue standard, we have also eliminated our previous cancellation reserve on these performance obligations in the amount of $12.9 million, which resulted in an increase in deferred revenue and accounts receivable.

As noted above, due to the adoption of ASC 606, the Partnership recorded a $6.4 million decrease to the opening balance of partners’ capital primarily related to the timing of the recognition of nonrefundable upfront fees partially offset by an increase to the opening balance of partners’ capital due to the timing of revenue recognition for interment rights which are now recognized when the property is available for use by the customer.

The Partnership recorded an $18.6 million decrease to the opening balance of partners’ capital due to the write-down of certain recoverable selling and obtaining costs that were determined not to be incremental costs to acquire under ASC 606.

In addition, the Partnership established a $2.1 million reserve representing the fair value of the refund obligation that may arise due to state law provisions that include a guarantee of customer funds collected on unfulfilled performance obligations and maintained in trust, which may be refundable due to the exercise of customer cancellation rights. As a result, the Partnership recorded a $3.5 million decrease to the opening balance of partners’ capital and an increase in Other Long-Term Liabilities.

Additionally, the Partnership recognized a tax benefit of $0.4 million as a result of adoption, which was an increase to the opening balance of partners’ capital.

The information presented for the period prior to January 1, 2018 has not been restated and is reported under FASB ASC 605.

The cumulative effect of adopting the new revenue standard impacted the Partnership’s consolidated January 1, 2018 balance sheet as follows (in thousands):

Balance Sheet	Balance as of December 31, 2017	Impact of Adoption of FASB ASC 606	Balance as of January 1, 2018
Assets
Current Assets:
Cash and cash equivalents	$6,821	$-	$6,821
Accounts receivable, net of allowance	79,116	(6,122)	72,994
Prepaid expenses	4,580	-	4,580
Assets held for sale	1,016	-	1,016
Other current assets	21,453	-	21,453
Total current assets	112,986	(6,122)	106,864

Long-term accounts receivable - net of allowance	105,935	(6,527)	99,408
Cemetery property	333,404	(2,020)	331,384
Property and equipment, net of accumulated depreciation	114,090	-	114,090
Merchandise trusts, restricted, at fair value	515,456	-	515,456
Perpetual care trusts, restricted, at fair value	339,928	-	339,928
Deferred selling and obtaining costs	126,398	(18,557)	107,841
Deferred tax assets	84	7	91
Goodwill	24,862	-	24,862
Intangible assets	63,244	-	63,244
Other assets	19,695	-	19,695
Total assets	$1,756,082	$(33,219)	$1,722,863
Liabilities and partners' capital
Current liabilities
Accounts payable and accrued liabilities	$43,023	$1,329	$44,352
Accrued interest	1,781	-	1,781
Current portion, long-term debt	1,002	-	1,002
Total current liabilities	45,806	1,329	47,135
Long-term debt, net of deferred financing costs	317,693	-	317,693
Deferred revenues, net	912,626	(9,558)	903,068
Deferred tax liabilities	9,638	(367)	9,271
Perpetual care trust corpus	339,928	-	339,928
Other long term liabilities	38,695	3,474	42,169
Total liabilities	1,664,386	(5,122)	1,659,264

Partners' capital
General partner	(2,959)	(292)	(3,251)
Common partner	94,655	(27,805)	66,850
Total partners' equity	91,696	(28,097)	63,599

Total liabilities and partners' equity	$1,756,082	$(33,219)	$1,722,863

In accordance with FASB ASC 606 under the modified retrospective approach, the Partnership is required to disclose the impact of the new revenue standard by comparing the results of the current reporting period under FASB ASC 605. The impact of adopting ASC 606 on the Partnership’s condensed consolidated statement of operations for the year ended December 31, 2018 is as follows:

	Year Ended December 31, 2018
Statement of Operations	As Reported Under FASB ASC 606	Balances if Reported Under FASB ASC 605	Impact of Adoption
Revenues:
Cemetery:
Interments	$76,902	$69,111	$7,791
Merchandise	75,412	69,578	5,834
Services	67,278	68,642	(1,364)
Investment and other	42,343	53,787	(11,444)
Funeral home:	-
Merchandise	25,652	25,540	112
Services	28,539	28,998	(459)
Total revenues	$316,126	$315,656	$470

Costs and Expenses:
Cost of goods sold	$54,647	$55,934	$(1,287)
Cemetery expenses	78,708	78,708	-
Selling expense	62,538	60,763	1,775
General and administrative expense	43,081	42,720	361
Corporate overhead	53,281	53,281	-
Depreciation and amortization	11,736	11,736	-
Funeral home expenses:	-
Merchandise	6,579	6,579	-
Services	22,159	22,201	(42)
Other	15,787	15,755	32
Total costs and expenses	$348,516	$347,677	$839
Gain on acquisitions and divestitures	$691	$691
Other losses, net	(12,195)	(12,195)	-
Interest expense	(30,602)	(30,602)	-
Loss before income taxes	(74,496)	(74,127)	(369)
Income tax benefit (expense)	1,797	1,314	483
Net loss	$(72,699)	$(72,813)	$114

The impact of the adoption on the December 31, 2018 balance sheet was not material. The cumulative impact of the adoption on the statement of cash flows only impacted certain line items in cash flows from operating activities. Total net cash provided by operating activities did not change as a result of the adoption. The decreased net loss of $0.1 million for the year ended December 31, 2018, respectively, was offset by changes in costs of lots sold, provision for bad debt, and changes in the balances of accounts receivable, deferred selling and obtaining cost, deferred revenues and deferred taxes, net.

Financial Instruments

In the first quarter of 2016, the FASB issued Update No. 2016-01, Financial Instruments (Subtopic 825-10) (“ASU 2016-01”). The core principle of ASU 2016-01 is that all equity investments should be measured at fair value with changes in the fair value recognized through operations. The amendment was effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application was not permitted for the key aspects of the amendment. The adoption of ASU 2016-01 on January 1, 2018 did not have a material impact on the Partnership's financial position, results of operations and related disclosures. These changes in fair value will be offset by a corresponding change in deferred merchandise trust gains (losses) within "Deferred revenues, net" and in "Perpetual care trust corpus" on the Partnership's condensed consolidated balance sheet.

In the first quarter of 2018, the FASB issued Update No. 2018-03, Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2018-03"). The amendments clarify certain aspects of the guidance in Update 2016-01. The adoption of ASU 2018-03 on January 1, 2018 did not have a material impact on the Partnership's financial position, results of operations and related disclosures.

Cash Flows

In the third quarter of 2016, the FASB issued Update No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15"). The core principle of ASU 2016-15 is to provide cash flow statement classification guidance. The amendment was effective for annual reporting periods beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this standard on January 1, 2018 did not have a material impact on the Partnership’s financial position, results of operations and related disclosures.

In the fourth quarter of 2016, the FASB issued Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). The core principle of ASU 2016-18 is to provide guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows. The amendment was effective for annual reporting periods beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this standard on January 1, 2018 did not have a material impact on the Partnership's financial position, results of operations and related disclosures.

Business Combinations

In the first quarter of 2017, the FASB issued Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business. The amendments affect all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments are intended to help companies and other organizations evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments were effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The adoption of this standard on January 1, 2018 did not have a material impact on the Partnership’s financial position, results of operations and related disclosures.

Income Taxes

In the first quarter of 2018, the FASB issued Update No. 2018-05, Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018-05”). The amendments in this update added various SEC paragraphs pursuant to the issuance of SEC Staff Accounting Bulletin No. 118. The amendment was effective upon issuance. The adoption of ASU 2018-05 on January 1, 2018, did not have a material impact on the Partnership’s financial position, results of operations and related disclosures.

Recently Issued Accounting Standard Updates - Not Yet Effective as of December 31, 2018

Presentation

In August 2018, the Securities and Exchange Commission ("SEC") adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of shareholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of shareholders’ equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. The final rule was effective on November 5, 2018, as such, the Partnership plans to use the new presentation of a condensed consolidated statement of shareholders' equity within its interim financial statements beginning in its Form 10-Q for the quarter ending March 31, 2019. Other than the new presentation, the Partnership does not anticipate any material impact to its consolidated financial statements and related disclosures upon adoption.

Leases

In the first quarter of 2016, the FASB issued Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). The core principle of ASU 2016-02 is that all leases create an asset and a liability for lessees and recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases or disclosure of key information about leasing arrangements. In addition, the new standard offers specific accounting guidance for a lessee, a lessor, and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. This new standard will be effective for the Partnership on January 1, 2019.

In the first quarter of 2018, the FASB issued Update No. 2018-01, Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842 (“ASU 2018-01”). The amendments in this update provide an optional transition practical expedient to not evaluate under Topic 842 existing or expired land easements that were not previously accounted for as leases under Topic 840, Leases. An entity that elects the practical expedient must evaluate new or modified land easements under Topic 842 beginning at the date that the entity adopts Topic 842. An entity that does not elect this practical expedient must evaluate all existing or expired land easements in connection with the adoption of the new lease requirements in Topic 842 to assess whether they meet the definition of a lease. The amendments in this Update affect the amendments in Update 2016-02, which are not yet effective but may be early adopted. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements in Update 2016-02. An entity that early adopted Topic 842 should apply the amendments in this Update upon issuance.

In July 2018, the FASB issued Update No. 2018-10 Codification Improvements to Topic 842, Leases (“ASU 2018-10”) and issued Update No. 2018-11 Leases (Topic 842) Targeted Improvements (“ASU 2018-11”). ASU 2018-10 provides certain amendments that affect narrow aspects of the guidance issued in ASU 2016-02. ASU 2018-11 provides companies an option to apply the transition provisions of ASU 2016-02 at its adoption date instead of at the earliest comparative period presented in its financial statements and to provide lessors with a practical expedient to reduce the cost and complexity of implementing ASU 2016-02.

ASU 2016-02 provides for certain practical expedients when adopting the guidance. The Partnership plans to elect the package of practical expedients allowing the Partnership to not reassess whether any expired or existing contracts are, or contain, leases, the lease classification for any expired or existing leases or initial direct costs for any expired or existing leases. The Partnership does not plan to apply the hindsight practical expedient allowing the Partnership to use hindsight when determining the lease term (i.e., evaluating the Partnership’s option to renew or terminate the lease or to purchase the underlying asset) and assessing impairment of expired or existing leases. The Partnership plans to apply the land easements practical expedient allowing the Partnership to not assess whether any expired or existing land easements are, or contain, leases if they were not previously accounted for as leases under the existing leasing guidance. Instead, the Partnership will continue to apply its existing accounting policies to historical land easements. The Partnership elects to apply the short-term lease exception; therefore, the Partnership will not record a right-of-use asset or corresponding lease liability for leases with a term of twelve months or less and instead recognize a single lease cost allocated over the lease term, generally on a straight-line basis. The Partnership plans to elect the practical expedient to not separate lease components from non-lease components and instead account for both as a single lease component for all asset classes.

The Partnership plans to adopt this guidance in the first quarter of 2019 using the optional transition method. Consequently, the Partnership's reporting for the comparative periods presented in the consolidated financial statements will continue to be in accordance with ASC Topic 840, Leases. The Partnership has reviewed its existing leases and has begun the implementation of a lease module that interfaces with our current general ledger system.  This module will serve as our lease repository and ensure completeness of our lease population.  The Partnership is completing our valuation of the right of use asset and lease liability based on the present value of the lease payments. The adoption of this guidance will result in the addition of right-of-use assets and corresponding lease obligations to the consolidated balance sheet and will not have a material impact on the Partnership’s results of operations or cash flows.

Credit Losses

In the second quarter of 2016, the FASB issued Update No. 2016-13, Credit Losses (Topic 326) ("ASU 2016-13"). The core principle of ASU 2016-13 is that all assets measured at amortized cost basis should be presented at the net amount expected to be collected using historical experience, current conditions and reasonable and supportable forecasts as a basis for credit loss estimates, instead of the probable initial recognition threshold used under current GAAP. The amendment is effective for annual reporting periods beginning after December 15, 2019. Early application is permitted. The Partnership plans to adopt the requirements of ASU 2016-13 upon its effective date of January 1, 2020, and is evaluating the potential impact of the adoption on its financial position, results of operations and related disclosures.